American Balanced Fund®
Investment portfolio
March 31, 2022
unaudited
Common stocks 63.33% Information technology 14.07%	Shares	Value (000)
Microsoft Corp.	29,032,928	$8,951,142
Broadcom, Inc.	10,048,561	6,327,378
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	28,479,531	2,969,276
ASML Holding NV (New York registered) (ADR)	2,714,702	1,813,231
ASML Holding NV1	510,000	340,170
Intel Corp.	32,241,735	1,597,900
KLA Corp.	2,453,209	898,022
Fidelity National Information Services, Inc.	7,723,674	775,611
Apple, Inc.	4,408,611	769,787
Applied Materials, Inc.	5,000,339	659,045
Mastercard, Inc., Class A	1,584,534	566,281
Micron Technology, Inc.	7,263,000	565,715
NortonLifeLock, Inc.	19,749,685	523,762
Zendesk, Inc.[2]	3,671,000	441,584
TE Connectivity, Ltd.	3,308,205	433,309
VeriSign, Inc.[2]	1,800,000	400,428
Shopify, Inc., Class A, subordinate voting shares[2]	591,700	399,965
Automatic Data Processing, Inc.	1,268,000	288,521
Paychex, Inc.	2,088,043	284,955
Cloudflare, Inc., Class A2	2,290,000	274,113
Adobe, Inc.[2]	563,584	256,780
FleetCor Technologies, Inc.[2]	551,500	137,357
Arista Networks, Inc.[2]	892,000	123,970
SK hynix, Inc.[1]	1,236,000	118,314
salesforce.com, inc.[2]	527,500	111,999
Visa, Inc., Class A	486,080	107,798
Texas Instruments, Inc.	476,168	87,367
DocuSign, Inc.[2]	731,300	78,337
Samsung Electronics Co., Ltd.[1]	1,204,500	68,810
Ceridian HCM Holding, Inc.[2]	639,000	43,682
		30,414,609
Health care 9.53%
UnitedHealth Group, Inc.	10,549,458	5,379,907
Pfizer, Inc.	49,906,177	2,583,643
CVS Health Corp.	22,320,234	2,259,031
Eli Lilly and Company	4,995,296	1,430,503
Thermo Fisher Scientific, Inc.	2,417,822	1,428,086
Cigna Corp.	5,175,769	1,240,166
Johnson & Johnson	6,300,000	1,116,549
AstraZeneca PLC[1]	7,009,651	929,558
AbbVie, Inc.	4,985,168	808,146
Gilead Sciences, Inc.	11,750,731	698,581
Centene Corp.[2]	5,984,125	503,803
Vertex Pharmaceuticals, Inc.[2]	1,862,000	485,926
Abbott Laboratories	3,139,482	371,589
American Balanced Fund — Page 1 of 44

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Anthem, Inc.	693,539	$340,680
Regeneron Pharmaceuticals, Inc.[2]	350,000	244,447
Zoetis, Inc., Class A	1,106,918	208,754
ResMed, Inc.	707,000	171,455
Catalent, Inc.[2]	1,393,000	154,484
Novartis AG1	1,680,620	147,393
Merck & Co., Inc.	1,227,091	100,683
		20,603,384
Financials 7.31%
JPMorgan Chase & Co.	11,514,845	1,569,704
Chubb, Ltd.	5,289,861	1,131,501
BlackRock, Inc.	1,375,500	1,051,116
Discover Financial Services	7,746,535	853,591
Bank of America Corp.	18,894,292	778,823
Synchrony Financial	22,145,238	770,876
Blackstone, Inc., nonvoting shares	5,916,745	751,072
Capital One Financial Corp.	5,339,000	700,957
Aon PLC, Class A	1,929,027	628,149
PNC Financial Services Group, Inc.	3,287,668	606,410
Fifth Third Bancorp	12,427,734	534,890
HDFC Bank, Ltd.[1]	23,170,000	447,201
S&P Global, Inc.	1,048,580	430,107
Wells Fargo & Company	8,598,500	416,683
CME Group, Inc., Class A	1,644,345	391,124
East West Bancorp, Inc.	4,919,195	388,715
Berkshire Hathaway, Inc., Class B2	1,011,213	356,867
KeyCorp	15,708,636	351,559
Intercontinental Exchange, Inc.	2,566,341	339,065
Morgan Stanley	3,655,117	319,457
Apollo Asset Management, Inc.	4,944,116	306,486
Blue Owl Capital, Inc., Class A3	20,233,550	256,561
Canadian Imperial Bank of Commerce	2,102,000	255,152
Toronto-Dominion Bank (CAD denominated)	3,118,644	247,441
Nasdaq, Inc.	1,325,036	236,121
RenaissanceRe Holdings, Ltd.	1,483,000	235,070
Truist Financial Corp.	3,171,538	179,826
Brookfield Asset Management, Inc., Class A	3,159,000	178,705
M&T Bank Corp.	1,005,000	170,347
KKR & Co., Inc.	2,754,520	161,057
Marsh & McLennan Companies, Inc.	857,380	146,115
Progressive Corp.	1,189,429	135,583
Citizens Financial Group, Inc.	2,915,000	132,137
Arthur J. Gallagher & Co.	735,003	128,331
Citigroup, Inc.	2,175,000	116,145
AIA Group, Ltd.[1]	4,970,000	52,033
Arch Capital Group, Ltd.[2]	931,720	45,114
		15,800,091
Consumer discretionary 5.71%
Home Depot, Inc.	8,837,389	2,645,296
Amazon.com, Inc.[2]	707,266	2,305,652
Dollar General Corp.	6,410,573	1,427,186
General Motors Company[2]	19,725,125	862,777
Darden Restaurants, Inc.	5,314,511	706,564
American Balanced Fund — Page 2 of 44

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Target Corp.	2,618,729	$555,747
Las Vegas Sands Corp.[2]	13,500,000	524,745
D.R. Horton, Inc.	6,586,500	490,760
LVMH Moët Hennessy-Louis Vuitton SE1	679,957	484,177
VF Corp.	7,689,265	437,211
McDonald’s Corp.	1,713,000	423,591
Booking Holdings, Inc.[2]	172,259	404,542
Industria de Diseño Textil, SA1	10,211,953	222,200
Restaurant Brands International, Inc.[3]	3,600,006	210,204
Dollar Tree Stores, Inc.[2]	1,147,091	183,707
TJX Companies, Inc.	2,247,128	136,131
Marriott International, Inc., Class A2	609,583	107,134
Domino’s Pizza, Inc.	241,800	98,415
NIKE, Inc., Class B	689,000	92,712
Whirlpool Corp.[3]	139,804	24,155
		12,342,906
Communication services 5.49%
Alphabet, Inc., Class C2	868,901	2,426,832
Alphabet, Inc., Class A2	263,509	732,911
Comcast Corp., Class A	61,311,110	2,870,586
Meta Platforms, Inc., Class A2	8,460,989	1,881,385
Charter Communications, Inc., Class A2	2,912,141	1,588,631
Netflix, Inc.[2]	2,620,776	981,716
Activision Blizzard, Inc.	6,832,000	547,312
AT&T, Inc.	21,546,675	509,148
Verizon Communications, Inc.	3,128,199	159,350
Take-Two Interactive Software, Inc.[2,3]	627,200	96,426
ZoomInfo Technologies, Inc., Class A2	1,358,000	81,127
		11,875,424
Consumer staples 5.48%
Philip Morris International, Inc.	40,320,128	3,787,673
Altria Group, Inc.	32,612,517	1,704,004
Nestlé SA1	9,423,093	1,223,314
Archer Daniels Midland Company	12,453,859	1,124,085
British American Tobacco PLC[1]	21,173,165	885,597
British American Tobacco PLC (ADR)	3,399,785	143,335
General Mills, Inc.	8,306,645	562,526
Keurig Dr Pepper, Inc.	11,499,535	435,832
Constellation Brands, Inc., Class A	1,663,096	383,044
Anheuser-Busch InBev SA/NV (ADR)[3]	4,899,061	294,238
Anheuser-Busch InBev SA/NV1	1,085,664	65,117
Mondelez International, Inc.	5,104,383	320,453
Procter & Gamble Company	2,022,327	309,012
Estée Lauder Companies, Inc., Class A	726,744	197,907
Kellogg Co.[3]	2,973,573	191,766
Church & Dwight Co., Inc.	1,099,642	109,282
Coca-Cola Europacific Partners PLC	1,918,000	93,234
Conagra Brands, Inc.	885,464	29,725
		11,860,144
American Balanced Fund — Page 3 of 44

unaudited
Common stocks (continued) Industrials 5.15%	Shares	Value (000)
Lockheed Martin Corp.	3,259,254	$1,438,635
L3Harris Technologies, Inc.	5,640,212	1,401,423
Northrop Grumman Corp.	2,445,885	1,093,849
Carrier Global Corp.	22,583,222	1,035,892
ABB, Ltd.[1]	25,660,077	830,195
CSX Corp.	16,839,368	630,634
Caterpillar, Inc.	2,559,908	570,399
Jacobs Engineering Group, Inc.	4,000,000	551,240
United Parcel Service, Inc., Class B	2,354,000	504,839
TransDigm Group, Inc.[2]	655,963	427,386
Norfolk Southern Corp.	1,443,083	411,596
Rockwell Automation	1,220,035	341,646
Raytheon Technologies Corp.	3,441,415	340,941
Waste Management, Inc.	1,863,000	295,286
Boeing Company[2]	1,323,715	253,491
Cintas Corp.	562,501	239,282
Airbus SE, non-registered shares[1,2]	1,691,941	204,511
PACCAR, Inc.	2,132,704	187,827
Honeywell International, Inc.	739,124	143,819
FedEx Corp.	619,494	143,345
AMETEK, Inc.	641,003	85,369
		11,131,605
Energy 4.71%
Canadian Natural Resources, Ltd.	33,247,013	2,058,674
Pioneer Natural Resources Company	6,645,521	1,661,580
Chevron Corp.	8,167,546	1,329,921
Halliburton Company	28,627,350	1,084,118
ConocoPhillips	10,431,991	1,043,199
TC Energy Corp. (CAD denominated)[3]	12,682,500	715,309
Baker Hughes Co., Class A	18,500,506	673,603
EQT Corp.[2]	12,450,000	428,404
Enbridge, Inc.[3]	4,220,888	194,541
Enbridge, Inc. (CAD denominated)	3,331,292	153,354
Exxon Mobil Corp.	3,477,371	287,196
Coterra Energy, Inc.	10,011,441	270,009
Hess Corp.	2,000,000	214,080
Valero Energy Corp.	633,000	64,275
Enviva, Inc.[2]	151,548	11,995
		10,190,258
Materials 2.97%
Vale SA, ordinary nominative shares (ADR)	44,447,802	888,512
LyondellBasell Industries NV	8,123,081	835,215
Air Products and Chemicals, Inc.	2,630,538	657,398
Royal Gold, Inc.[4]	4,266,000	602,700
Linde PLC	1,437,929	459,318
Shin-Etsu Chemical Co., Ltd.[1]	2,800,000	426,679
Wheaton Precious Metals Corp.[3]	7,659,000	364,415
Rio Tinto PLC[1]	4,388,180	348,097
Dow, Inc.	5,367,300	342,004
Nucor Corp.	2,300,000	341,895
CF Industries Holdings, Inc.	3,125,000	322,062
Barrick Gold Corp.	11,223,257	275,306
Grupo México, SAB de CV, Series B	37,571,000	224,784
American Balanced Fund — Page 4 of 44

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Franco-Nevada Corp.	1,276,573	$203,145
Anglo American PLC[1]	2,132,000	109,961
Lundin Mining Corp.	1,883,100	19,085
		6,420,576
Real estate 2.17%
Crown Castle International Corp. REIT	6,253,045	1,154,312
Iron Mountain, Inc. REIT[4]	16,065,977	890,216
Sun Communities, Inc. REIT	3,393,746	594,890
Equinix, Inc. REIT	612,808	454,470
VICI Properties, Inc. REIT	14,977,542	426,261
Boston Properties, Inc. REIT	2,789,425	359,278
Gaming and Leisure Properties, Inc. REIT	5,295,482	248,517
Digital Realty Trust, Inc. REIT	1,735,000	246,023
Embassy Office Parks REIT[1,4]	48,978,700	239,405
American Tower Corp. REIT	294,000	73,859
		4,687,231
Utilities 0.74%
Sempra Energy	3,175,825	533,920
Enel SpA[1]	58,400,000	389,998
CenterPoint Energy, Inc.	9,143,407	280,154
AES Corp.	8,102,987	208,490
NextEra Energy, Inc.	1,236,214	104,720
National Grid PLC[1]	5,320,000	81,713
		1,598,995
Total common stocks (cost: $80,330,946,000)		136,925,223
Preferred securities 0.05% Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,892,600	97,893
Financials 0.00%
CoBank, ACB, Class E, 1.411% noncumulative preferred shares[5]	7,440	6,175
Total preferred securities (cost: $63,528,000)		104,068
Investment funds 4.86%
Capital Group Central Corporate Bond Fund[4]	1,146,631,424	10,514,610
Total investment funds (cost: $11,474,937,000)		10,514,610
Convertible stocks 0.17% Health care 0.11%
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	996,147	115,991
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	71,365	112,703
		228,694
American Balanced Fund — Page 5 of 44

unaudited
Convertible stocks (continued) Information technology 0.06%	Shares	Value (000)
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	65,419	$128,427
Total convertible stocks (cost: $253,342,000)		357,121
Bonds, notes & other debt instruments 27.64% U.S. Treasury bonds & notes 12.89% U.S. Treasury 7.77%	Principal amount (000)
U.S. Treasury 1.375% 2022	$4,007	4,013
U.S. Treasury 1.50% 2022	44,305	44,420
U.S. Treasury 1.625% 2022	38,812	38,889
U.S. Treasury 1.875% 2022	74,535	74,849
U.S. Treasury 0.125% 2023	5,735	5,580
U.S. Treasury 0.375% 2023	372,191	361,865
U.S. Treasury 1.375% 2023	36,605	36,347
U.S. Treasury 1.50% 2023	96,631	96,629
U.S. Treasury 1.625% 2023	35,680	35,621
U.S. Treasury 2.375% 2023	39,650	39,927
U.S. Treasury 2.50% 2023	30,776	31,017
U.S. Treasury 2.625% 2023	4,079	4,105
U.S. Treasury 2.75% 2023	19,920	20,127
U.S. Treasury 0.25% 2024	74,120	71,214
U.S. Treasury 0.375% 2024	250,000	237,543
U.S. Treasury 0.75% 2024	130,000	124,248
U.S. Treasury 0.875% 2024	6,000	5,848
U.S. Treasury 1.50% 2024	218,800	215,663
U.S. Treasury 2.125% 2024	59,470	59,231
U.S. Treasury 2.25% 2024	74,340	73,888
U.S. Treasury 2.25% 2024	49,560	49,517
U.S. Treasury 2.25% 2024	11,170	11,159
U.S. Treasury 2.50% 2024	60,223	60,437
U.S. Treasury 0.25% 2025	20,948	19,503
U.S. Treasury 1.75% 2025	2,151	2,107
U.S. Treasury 2.00% 2025	29,740	29,326
U.S. Treasury 2.125% 2025	24,780	24,482
U.S. Treasury 2.625% 2025	62,246	62,446
U.S. Treasury 2.75% 2025	113,990	114,844
U.S. Treasury 2.75% 2025	10,675	10,747
U.S. Treasury 2.875% 2025	114,981	116,378
U.S. Treasury 3.00% 2025	178,410	181,264
U.S. Treasury 0.50% 2026	361,327	334,210
U.S. Treasury 0.625% 2026	5,223	4,821
U.S. Treasury 0.75% 2026	109,618	102,136
U.S. Treasury 0.75% 2026	37	34
U.S. Treasury 0.875% 2026	99,124	92,610
U.S. Treasury 0.875% 2026	2,380	2,216
U.S. Treasury 1.125% 2026	79,610	74,894
U.S. Treasury 1.25% 2026	123,503	116,713
U.S. Treasury 2.00% 2026	47,200	46,182
U.S. Treasury 2.25% 2026	52,663	52,135
U.S. Treasury 6.50% 2026	39,650	46,574
U.S. Treasury 0.50% 2027	29,736	26,918
U.S. Treasury 0.625% 2027	117,280	105,717
U.S. Treasury 1.125% 2027	930	873
U.S. Treasury 1.50% 2027	23,500	22,466
American Balanced Fund — Page 6 of 44

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2027	$34,985	$34,061
U.S. Treasury 2.25% 2027	71,436	70,719
U.S. Treasury 2.25% 2027	11,150	11,037
U.S. Treasury 2.375% 2027	4,310	4,292
U.S. Treasury 6.375% 2027	39,650	47,427
U.S. Treasury 6.625% 2027	59,470	70,702
U.S. Treasury 1.00% 2028	250,000	228,802
U.S. Treasury 1.125% 2028	140,255	129,277
U.S. Treasury 1.25% 2028	1,004,865	935,103
U.S. Treasury 1.375% 2028	150,000	140,287
U.S. Treasury 1.375% 2028	6,500	6,076
U.S. Treasury 1.50% 2028	50,000	47,111
U.S. Treasury 2.75% 2028	10,841	11,011
U.S. Treasury 2.875% 2028	50,318	51,484
U.S. Treasury 3.125% 2028	44,485	46,332
U.S. Treasury 5.25% 2028	119,930	140,640
U.S. Treasury 1.625% 2029	24,780	23,506
U.S. Treasury 1.75% 2029	287,905	275,529
U.S. Treasury 1.875% 2029	552,800	533,766
U.S. Treasury 5.25% 2029	39,650	46,736
U.S. Treasury 0.625% 2030	114,675	99,693
U.S. Treasury 0.625% 2030	24,780	21,618
U.S. Treasury 0.875% 2030	179,909	159,439
U.S. Treasury 1.125% 2031	59,470	53,723
U.S. Treasury 1.25% 2031	83,250	75,698
U.S. Treasury 1.375% 2031	29,800	27,349
U.S. Treasury 1.625% 2031	225,586	212,505
U.S. Treasury 1.875% 2032	2,508,153	2,408,959
U.S. Treasury 4.25% 2039	99,120	124,386
U.S. Treasury 1.125% 2040	197,420	155,156
U.S. Treasury 1.125% 2040	138,770	109,585
U.S. Treasury 1.375% 2040	113,098	92,750
U.S. Treasury 1.75% 2041[6]	754,276	655,278
U.S. Treasury 1.875% 2041	1,023,640	913,341
U.S. Treasury 2.00% 2041	6,986	6,333
U.S. Treasury 2.25% 2041	140,792	133,220
U.S. Treasury 2.375% 2042	10,345	9,985
U.S. Treasury 2.75% 2042	32,660	33,280
U.S. Treasury 2.875% 2043	36,090	37,441
U.S. Treasury 3.125% 2043	47,605	51,351
U.S. Treasury 3.125% 2044	39,447	42,775
U.S. Treasury 3.625% 2044	24,780	28,906
U.S. Treasury 2.50% 2045	51,860	50,710
U.S. Treasury 3.00% 2045	24,780	26,532
U.S. Treasury 3.00% 2045	24,780	26,425
U.S. Treasury 2.75% 2047	99,300	103,142
U.S. Treasury 3.00% 2047	59,532	64,420
U.S. Treasury 3.00% 2048	4,007	4,375
U.S. Treasury 2.00% 2050	172,288	155,599
U.S. Treasury 1.875% 2051	2,240,110	1,967,697
U.S. Treasury 1.875% 2051[6]	512,624	449,229
U.S. Treasury 2.00% 2051[6]	155,369	140,425
American Balanced Fund — Page 7 of 44

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.375% 2051[6]	$1,023,673	$1,005,847
U.S. Treasury 2.25% 2052[6]	1,247,355	1,196,291
		16,789,094
U.S. Treasury inflation-protected securities 5.12%
U.S. Treasury Inflation-Protected Security 0.125% 2022[7]	611,125	627,922
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	392,564	408,936
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	940,118	985,903
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	190,171	198,612
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	228,795	240,105
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	53,245	55,973
U.S. Treasury Inflation-Protected Security 0.125% 2025[7]	1,469,114	1,536,776
U.S. Treasury Inflation-Protected Security 0.125% 2025[7]	536,463	559,380
U.S. Treasury Inflation-Protected Security 0.25% 2025[7]	79,271	83,088
U.S. Treasury Inflation-Protected Security 0.375% 2025[7]	894,844	946,137
U.S. Treasury Inflation-Protected Security 2.375% 2025[7]	73,900	81,980
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]	2,070,071	2,168,439
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]	1,628,405	1,696,797
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]	143,525	150,620
U.S. Treasury Inflation-Protected Security 0.625% 2026[7]	26,329	28,038
U.S. Treasury Inflation-Protected Security 0.375% 2027[7]	57,667	60,898
U.S. Treasury Inflation-Protected Security 0.75% 2028[7]	166,483	181,819
U.S. Treasury Inflation-Protected Security 1.75% 2028[7]	35,769	40,823
U.S. Treasury Inflation-Protected Security 0.875% 2029[7]	248,255	273,070
U.S. Treasury Inflation-Protected Security 0.125% 2030[7]	6,768	7,126
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	211,373	223,697
U.S. Treasury Inflation-Protected Security 0.125% 2032[7]	157,164	167,056
U.S. Treasury Inflation-Protected Security 0.625% 2043[7]	27,629	30,954
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	45,430	58,517
U.S. Treasury Inflation-Protected Security 0.25% 2050[7]	3,016	3,171
U.S. Treasury Inflation-Protected Security 0.125% 2051[6,7]	255,429	262,224
		11,078,061
Total U.S. Treasury bonds & notes		27,867,155
Corporate bonds, notes & loans 6.67% Financials 2.05%
AerCap Holdings NV 6.50% 2025	7,190	7,620
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	23,000	22,029
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	65,961	62,349
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	48,625	45,044
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	58,191	53,776
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	26,947	24,335
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	18,017	16,185
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	14,504	12,760
Ally Financial, Inc. 8.00% 2031	7,500	9,372
American Express Co. 2.25% 2025	20,000	19,660
American Express Co. 2.55% 2027	13,925	13,557
American International Group, Inc. 2.50% 2025	11,150	10,915
American International Group, Inc. 4.20% 2028	2,190	2,277
American International Group, Inc. 3.40% 2030	5,000	4,994
American International Group, Inc. 4.375% 2050	4,240	4,665
Arthur J. Gallagher & Co. 3.50% 2051	5,791	5,168
American Balanced Fund — Page 8 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
AXA SA, Series B, 6.379% junior subordinated perpetual bonds (3-month USD-LIBOR + 2.256% on 12/14/2036)[5,8]	$2,000	$2,558
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[8]	20,600	18,636
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	21,127	19,733
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[8]	25,000	24,455
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[8]	19,820	18,341
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[8]	12,694	11,845
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[8]	3,490	3,457
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[8]	69,705	63,743
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[8]	39,448	35,163
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[8]	2,895	2,635
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[8]	42,410	39,783
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	356	368
BNP Paribas 3.80% 2024[5]	59,745	60,326
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[5,8]	8,500	8,305
BNP Paribas 3.375% 2025[5]	26,000	25,886
BNP Paribas 4.375% 2025[5]	5,700	5,760
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[5,8]	44,073	41,944
BNP Paribas 4.375% 2026[5]	6,350	6,441
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[5,8]	31,320	28,556
BNP Paribas 1.675% 2027 (USD-SOFR + 0.912% on 6/30/2026)[5,8]	2,408	2,205
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[5,8]	43,303	40,796
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[5,8]	24,200	21,566
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[5,8]	14,960	13,636
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[5,8]	14,275	13,228
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[8]	34,875	33,840
Charles Schwab Corp. 3.45% 2026	1,616	1,643
Charles Schwab Corp. 2.45% 2027	14,200	13,809
Charles Schwab Corp. 2.90% 2032	20,000	19,283
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	10,606	8,967
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[8]	16,783	16,169
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[8]	61,105	59,581
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[8]	5,370	5,103
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[8]	2,330	2,423
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[8]	24,000	22,450
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[8]	23,000	22,827
CME Group, Inc. 3.75% 2028	2,230	2,288
Corebridge Financial, Inc. 3.50% 2025[5]	19,009	18,994
Corebridge Financial, Inc. 3.65% 2027[5]	21,526	21,496
Corebridge Financial, Inc. 3.85% 2029[5]	18,165	18,148
Corebridge Financial, Inc. 3.90% 2032[5]	9,355	9,341
Corebridge Financial, Inc. 4.35% 2042[5]	912	912
Corebridge Financial, Inc. 4.40% 2052[5]	1,709	1,709
Crédit Agricole SA 4.375% 2025[5]	5,460	5,529
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[5,8]	17,106	16,167
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[5,8]	13,656	12,440
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,8]	22,137	22,143
Credit Suisse Group AG 3.80% 2023	7,287	7,356
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[5,8]	3,275	3,166
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[5,8]	23,000	21,623
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[5,8]	41,805	37,432
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,8]	6,200	6,059
American Balanced Fund — Page 9 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[5,8]	$16,846	$16,648
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[5,8]	42,057	37,999
Danske Bank AS 3.773% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[5,8]	20,000	20,052
Danske Bank AS 1.549% 2027 (UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)[5,8]	45,000	41,043
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,8]	14,225	14,349
Deutsche Bank AG 3.30% 2022	13,571	13,667
Deutsche Bank AG 3.95% 2023	63,683	64,330
Deutsche Bank AG 0.898% 2024	19,230	18,324
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[8]	45,250	44,283
Deutsche Bank AG 3.70% 2024	76,967	77,365
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[8]	39,100	39,106
Deutsche Bank AG 4.50% 2025	2,400	2,412
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[8]	107,878	100,127
Deutsche Bank AG 4.10% 2026	26,686	26,903
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[8]	25,800	23,682
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[8]	58,000	53,601
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[8]	24,890	23,510
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[8]	9,250	8,327
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[8]	44,600	40,823
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[8]	121,291	112,891
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[8]	73,010	69,885
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[8]	60,638	60,629
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[8]	5,102	5,146
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[8]	46,300	41,092
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[8]	116,686	110,111
Groupe BPCE SA 2.75% 2023[5]	2,510	2,522
Groupe BPCE SA 5.70% 2023[5]	13,830	14,312
Groupe BPCE SA 4.625% 2024[5]	33,950	34,589
Groupe BPCE SA 5.15% 2024[5]	39,440	40,676
Groupe BPCE SA 1.625% 2025[5]	24,000	22,919
Groupe BPCE SA 1.00% 2026[5]	25,000	22,955
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[5,8]	7,975	7,368
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[5,8]	15,325	13,480
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[8]	2,350	2,294
HSBC Holdings PLC 1.589% 2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[8]	6,193	5,660
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[8]	5,940	5,952
Huarong Finance 2017 Co., Ltd. 4.25% 2027	47,000	44,826
Huarong Finance II Co., Ltd. 5.50% 2025	44,000	44,605
Intesa Sanpaolo SpA 3.125% 2022[5]	61,295	61,395
Intesa Sanpaolo SpA 3.375% 2023[5]	68,977	69,149
Intesa Sanpaolo SpA 3.25% 2024[5]	5,540	5,490
Intesa Sanpaolo SpA 5.017% 2024[5]	78,202	78,878
Intesa Sanpaolo SpA 3.875% 2027[5]	70,094	68,480
Intesa Sanpaolo SpA 3.875% 2028[5]	43,573	42,543
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[8]	61,442	58,843
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[8]	92,000	84,888
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[8]	45,000	43,965
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[8]	54,174	49,975
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[8]	6,163	5,640
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[8]	20,438	19,289
JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[8]	8,976	8,167
American Balanced Fund — Page 10 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[8]	$21,318	$20,096
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[8]	3,200	3,205
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[8]	22,400	21,621
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[8]	3,100	2,847
Lloyds Banking Group PLC 3.75% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[8]	37,368	37,306
Marsh & McLennan Companies, Inc. 3.875% 2024	2,500	2,554
Marsh & McLennan Companies, Inc. 4.375% 2029	3,750	3,967
Marsh & McLennan Companies, Inc. 2.25% 2030	7,010	6,408
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	12,500	12,433
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[8]	46,000	43,399
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	16,520	15,987
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[8]	48,000	44,124
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[8]	34,600	31,861
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[8]	24,000	22,705
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	960	933
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[8]	34,000	31,258
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[8]	23,000	22,578
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[8]	83,064	76,472
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[8]	14,536	13,879
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[8]	9,995	8,651
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[8]	45,191	40,105
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[8]	4,655	4,207
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[8]	55,296	51,919
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[8]	2,854	2,635
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2050)[8]	3,130	4,027
MSCI, Inc. 3.25% 2033[5]	26,400	23,785
National Australia Bank, Ltd. 1.887% 2027[5]	15,000	14,136
New York Life Global Funding 2.25% 2022[5]	2,910	2,917
New York Life Global Funding 2.35% 2026[5]	2,970	2,886
Northwestern Mutual Global Funding 1.75% 2027[5]	46,700	43,829
OMERS Finance Trust 1.10% 2026[5]	29,740	27,886
Power Financial Corp., Ltd. 5.25% 2028	3,067	3,237
Power Financial Corp., Ltd. 6.15% 2028	2,760	3,050
Power Financial Corp., Ltd. 4.50% 2029	4,446	4,444
Power Financial Corp., Ltd. 3.95% 2030	9,727	9,327
Prudential Financial, Inc. 4.35% 2050	7,760	8,461
Prudential Financial, Inc. 3.70% 2051	945	927
Royal Bank of Canada 1.15% 2025	4,420	4,176
Santander Holdings USA, Inc. 3.40% 2023	31,220	31,420
Santander Holdings USA, Inc. 3.50% 2024	41,605	41,748
Santander Holdings USA, Inc. 2.49% 2028[8]	28,375	26,516
Sumitomo Mitsui Banking Corp. 2.174% 2027	8,800	8,331
Synchrony Financial 2.85% 2022	18,565	18,618
Synchrony Financial 4.25% 2024	12,369	12,551
Synchrony Financial 4.375% 2024	11,550	11,772
American Balanced Fund — Page 11 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Toronto-Dominion Bank 2.65% 2024	$7,113	$7,107
Toronto-Dominion Bank 1.25% 2026	32,747	30,157
Toronto-Dominion Bank 1.95% 2027	10,000	9,482
Toronto-Dominion Bank 2.45% 2032	7,500	6,937
Travelers Companies, Inc. 4.00% 2047	3,380	3,493
UBS Group AG 4.125% 2025[5]	4,030	4,109
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[5,8]	1,350	1,242
UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[5,8]	39,750	36,138
UniCredit SpA 3.75% 2022[5]	72,196	72,213
UniCredit SpA 4.625% 2027[5]	5,540	5,561
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[5,8]	29,627	29,144
Unum Group 3.875% 2025	5,045	5,089
Vigorous Champion International, Ltd. 4.25% 2029	3,162	3,034
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[8]	45,118	44,196
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[8]	93,194	93,081
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[8]	21,635	20,586
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[8]	23,000	22,378
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[8]	2,650	3,159
Westpac Banking Corp. 2.75% 2023	6,880	6,925
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[8]	3,750	3,618
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[8]	3,750	3,703
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[8]	28,300	24,754
Westpac Banking Corp. 2.963% 2040	12,915	10,883
		4,432,318
Consumer discretionary 0.83%
Alibaba Group Holding, Ltd. 3.15% 2051	4,560	3,541
Amazon.com, Inc. 1.20% 2027	6,250	5,773
Amazon.com, Inc. 1.50% 2030	8,750	7,841
Amazon.com, Inc. 2.10% 2031	13,598	12,653
Amazon.com, Inc. 2.50% 2050	3,070	2,571
Amazon.com, Inc. 2.70% 2060	2,770	2,296
American Honda Finance Corp. 3.50% 2028	2,500	2,532
Bayerische Motoren Werke AG 3.45% 2023[5]	4,943	5,012
Bayerische Motoren Werke AG 0.80% 2024[5]	12,857	12,336
Daimler Trucks Finance North America, LLC 1.125% 2023[5]	24,000	23,288
Daimler Trucks Finance North America, LLC 1.625% 2024[5]	14,750	14,096
Daimler Trucks Finance North America, LLC 3.50% 2025[5]	8,050	8,041
Daimler Trucks Finance North America, LLC 2.00% 2026[5]	23,375	21,801
Daimler Trucks Finance North America, LLC 3.65% 2027[5]	9,650	9,631
Daimler Trucks Finance North America, LLC 2.375% 2028[5]	12,025	10,958
Daimler Trucks Finance North America, LLC 2.50% 2031[5]	18,675	16,364
DaimlerChrysler North America Holding Corp. 1.75% 2023[5]	31,720	31,581
DaimlerChrysler North America Holding Corp. 3.65% 2024[5]	16,430	16,592
General Motors Company 6.125% 2025	32,572	34,997
General Motors Company 4.20% 2027	6,624	6,663
General Motors Company 6.80% 2027	24,419	27,598
General Motors Financial Co. 3.25% 2023	8,417	8,492
General Motors Financial Co. 3.70% 2023	11,361	11,480
American Balanced Fund — Page 12 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 1.20% 2024	$30,175	$28,672
General Motors Financial Co. 3.50% 2024	16,273	16,319
General Motors Financial Co. 3.95% 2024	43,175	43,874
General Motors Financial Co. 5.10% 2024	2,739	2,833
General Motors Financial Co. 2.75% 2025	22,201	21,587
General Motors Financial Co. 1.25% 2026	20,700	18,968
General Motors Financial Co. 1.50% 2026	44,277	40,519
General Motors Financial Co. 4.00% 2026	5,350	5,374
General Motors Financial Co. 2.35% 2027	51,331	47,954
General Motors Financial Co. 2.70% 2027	41,426	39,048
General Motors Financial Co. 2.40% 2028	44,149	39,601
General Motors Financial Co. 2.40% 2028	22,789	20,670
General Motors Financial Co. 3.60% 2030	5,785	5,542
General Motors Financial Co. 2.35% 2031	40,455	35,066
General Motors Financial Co. 2.70% 2031	18,555	16,368
General Motors Financial Co. 3.10% 2032	19,604	17,644
Home Depot, Inc. 1.50% 2028	15,000	13,668
Home Depot, Inc. 2.95% 2029	2,390	2,372
Home Depot, Inc. 1.875% 2031	10,000	8,950
Hyundai Capital America 2.85% 2022[5]	15,347	15,398
Hyundai Capital America 3.00% 2022[5]	40,140	40,232
Hyundai Capital America 3.25% 2022[5]	4,430	4,453
Hyundai Capital America 1.25% 2023[5]	13,111	12,761
Hyundai Capital America 2.375% 2023[5]	39,473	39,362
Hyundai Capital America 5.75% 2023[5]	9,000	9,253
Hyundai Capital America 0.875% 2024[5]	21,810	20,606
Hyundai Capital America 1.00% 2024[5]	93,880	88,378
Hyundai Capital America 3.40% 2024[5]	36,500	36,457
Hyundai Capital America 1.80% 2025[5]	3,275	3,063
Hyundai Capital America 2.65% 2025[5]	51,765	50,206
Hyundai Capital America 5.875% 2025[5]	9,000	9,519
Hyundai Capital America 1.30% 2026[5]	23,790	21,822
Hyundai Capital America 1.50% 2026[5]	26,208	23,862
Hyundai Capital America 1.65% 2026[5]	66,550	60,761
Hyundai Capital America 2.375% 2027[5]	23,851	21,878
Hyundai Capital America 3.00% 2027[5]	41,243	39,456
Hyundai Capital America 1.80% 2028[5]	21,000	18,583
Hyundai Capital America 2.00% 2028[5]	14,708	13,069
Hyundai Capital America 2.10% 2028[5]	31,850	28,133
Hyundai Capital Services, Inc. 2.125% 2025[5]	6,975	6,694
Hyundai Capital Services, Inc. 1.25% 2026[5]	9,245	8,492
KIA Corp. 2.375% 2025[5]	13,200	12,843
Lowe’s Companies, Inc. 1.70% 2030	5,113	4,470
Marriott International, Inc. 5.75% 2025	1,305	1,387
Marriott International, Inc. 3.125% 2026	1,640	1,623
Marriott International, Inc. 2.85% 2031	710	649
Marriott International, Inc. 2.75% 2033	21,521	19,035
Nissan Motor Acceptance Co. LLC 1.125% 2024[5]	21,300	19,939
Nissan Motor Acceptance Co. LLC 1.85% 2026[5]	48,361	43,373
Nissan Motor Acceptance Co. LLC 2.45% 2028[5]	30,175	26,416
Nissan Motor Co., Ltd. 2.60% 2022[5]	3,350	3,351
Nissan Motor Co., Ltd. 3.043% 2023[5]	800	799
Nissan Motor Co., Ltd. 3.522% 2025[5]	30,055	29,492
Nissan Motor Co., Ltd. 2.00% 2026[5]	42,000	38,475
American Balanced Fund — Page 13 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Nissan Motor Co., Ltd. 4.345% 2027[5]	$39,000	$38,502
Nissan Motor Co., Ltd. 2.75% 2028[5]	53,150	48,002
Nissan Motor Co., Ltd. 4.81% 2030[5]	44,660	44,366
Sands China, Ltd. 2.30% 2027[5]	8,630	7,538
Stellantis Finance US, Inc. 1.711% 2027[5]	37,275	34,035
Stellantis Finance US, Inc. 2.691% 2031[5]	29,155	25,639
The Board of Trustees of The Leland Stanford Junior University 1.289% 2027	4,000	3,681
Toyota Motor Credit Corp. 3.00% 2025	12,390	12,419
Toyota Motor Credit Corp. 0.80% 2026	19,470	18,039
Toyota Motor Credit Corp. 1.90% 2027	20,900	19,904
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	10,113	10,012
Volkswagen Group of America Finance, LLC 1.25% 2025[5]	5,200	4,799
Volkswagen Group of America Finance, LLC 3.35% 2025[5]	10,544	10,519
Volkswagen Group of America Finance, LLC 4.625% 2025[5]	23,511	24,392
		1,797,303
Energy 0.80%
Baker Hughes Co. 4.486% 2030	6,120	6,544
Canadian Natural Resources, Ltd. 3.80% 2024	24	24
Canadian Natural Resources, Ltd. 2.05% 2025	4,810	4,618
Canadian Natural Resources, Ltd. 3.85% 2027	35,021	35,471
Canadian Natural Resources, Ltd. 4.95% 2047	971	1,078
Cenovus Energy, Inc. 5.375% 2025	18,304	19,317
Cenovus Energy, Inc. 4.25% 2027	76,447	79,013
Cenovus Energy, Inc. 2.65% 2032	23,350	21,188
Cenovus Energy, Inc. 5.40% 2047	50,949	57,579
Cheniere Energy, Inc. 3.70% 2029	432	431
ConocoPhillips 3.80% 2052	15,000	15,300
Diamondback Energy, Inc. 4.40% 2051	32,184	32,779
Diamondback Energy, Inc. 4.25% 2052	25,017	24,789
Enbridge Energy Partners LP 7.375% 2045	24,514	34,154
Enbridge Energy Partners LP, Series B, 7.50% 2038	9,250	12,375
Enbridge, Inc. 3.40% 2051	24,779	22,052
Energy Transfer Operating LP 5.875% 2024	1,133	1,181
Energy Transfer Operating LP 2.90% 2025	34,105	33,395
Energy Transfer Operating LP 3.75% 2030	25,002	24,632
Energy Transfer Operating LP 5.00% 2050	50,693	51,498
Energy Transfer Partners LP 4.20% 2023	11,090	11,242
Energy Transfer Partners LP 4.50% 2024	18,235	18,670
Energy Transfer Partners LP 4.20% 2027	958	977
Energy Transfer Partners LP 4.95% 2028	12,115	12,741
Energy Transfer Partners LP 5.25% 2029	24,780	26,485
Energy Transfer Partners LP 6.125% 2045	10,000	11,065
Energy Transfer Partners LP 5.30% 2047	6,370	6,571
Energy Transfer Partners LP 6.00% 2048	3,630	4,038
Energy Transfer Partners LP 6.25% 2049	52,980	61,028
Enterprise Products Operating LLC 3.90% 2024	4,140	4,218
Enterprise Products Operating LLC 3.20% 2052	1,337	1,132
Equinor ASA 1.75% 2026	9,289	8,903
Equinor ASA 3.625% 2028	14,615	14,887
Exxon Mobil Corp. 2.019% 2024	7,090	7,023
Exxon Mobil Corp. 3.452% 2051	7,500	7,308
Halliburton Company 3.80% 2025	107	109
Kinder Morgan, Inc. 3.60% 2051	5,419	4,829
American Balanced Fund — Page 14 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
MPLX LP 3.50% 2022	$5,480	$5,525
MPLX LP 4.875% 2025	5,000	5,185
MPLX LP 1.75% 2026	11,684	10,964
MPLX LP 4.125% 2027	5,880	6,022
MPLX LP 2.65% 2030	9,806	9,000
MPLX LP 4.50% 2038	3,130	3,206
MPLX LP 4.70% 2048	8,622	8,712
MPLX LP 5.50% 2049	22,553	25,053
ONEOK, Inc. 2.20% 2025	745	714
ONEOK, Inc. 5.85% 2026	26,170	28,153
ONEOK, Inc. 3.10% 2030	2,122	1,992
ONEOK, Inc. 6.35% 2031	3,419	3,961
ONEOK, Inc. 4.95% 2047	1,005	1,017
ONEOK, Inc. 5.20% 2048	15,940	17,027
ONEOK, Inc. 4.45% 2049	2,525	2,431
ONEOK, Inc. 4.50% 2050	7,705	7,416
ONEOK, Inc. 7.15% 2051	7,405	9,454
Petróleos Mexicanos 6.875% 2025	31,230	32,779
Petróleos Mexicanos 6.875% 2026	161,033	168,664
Petróleos Mexicanos 6.50% 2027	146,455	148,978
Petróleos Mexicanos 5.35% 2028	29,740	28,365
Petróleos Mexicanos 6.50% 2029	2,738	2,717
Petróleos Mexicanos 5.95% 2031	16,804	15,534
Petróleos Mexicanos 6.70% 2032	113,113	107,575
Pioneer Natural Resources Company 2.15% 2031	14,392	12,989
Plains All American Pipeline LP 3.80% 2030	5,683	5,583
Qatar Petroleum 2.25% 2031[5]	64,770	59,749
Qatar Petroleum 3.125% 2041[5]	16,190	14,771
Qatar Petroleum 3.30% 2051[5]	14,645	13,484
SA Global Sukuk, Ltd. 0.946% 2024[5]	15,201	14,561
SA Global Sukuk, Ltd. 1.602% 2026[5]	129,300	121,719
SA Global Sukuk, Ltd. 2.694% 2031[5]	18,960	17,986
Sabine Pass Liquefaction, LLC 5.75% 2024	49,560	51,895
Sabine Pass Liquefaction, LLC 4.50% 2030	579	606
Saudi Arabian Oil Co. 2.875% 2024[5]	45,211	45,134
Schlumberger BV 4.00% 2025[5]	2,500	2,543
Statoil ASA 3.25% 2024	1,690	1,706
Statoil ASA 4.25% 2041	6,000	6,484
Suncor Energy, Inc. 3.10% 2025	2,460	2,446
Sunoco Logistics Operating Partners LP 4.00% 2027	3,300	3,327
Sunoco Logistics Operating Partners LP 5.40% 2047	2,695	2,832
Total Capital International 3.127% 2050	10,000	9,166
TransCanada PipeLines, Ltd. 4.25% 2028	4,270	4,443
TransCanada PipeLines, Ltd. 4.875% 2048	2,500	2,815
TransCanada PipeLines, Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[8]	6,410	6,428
Williams Partners LP 6.30% 2040	2,669	3,228
Williams Partners LP 5.10% 2045	2,203	2,394
Woodside Petroleum, Ltd. 3.65% 2025[5]	3,100	3,111
		1,738,488
Utilities 0.70%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[5]	19,820	20,504
AEP Transmission Co. LLC 3.65% 2050	2,925	2,834
American Electric Power Company, Inc. 1.00% 2025	2,200	2,039
American Balanced Fund — Page 15 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Comisión Federal de Electricidad 4.75% 2027[5]	$10,725	$10,997
Comisión Federal de Electricidad 4.688% 2029[5]	40,160	39,463
Comisión Federal de Electricidad 3.348% 2031[5]	22,000	19,350
Comisión Federal de Electricidad 4.677% 2051[5]	22,206	18,285
Consumers Energy Co. 3.10% 2050	7,500	6,899
Duke Energy Carolinas, LLC 3.95% 2028	5,340	5,553
Duke Energy Corp. 0.90% 2025	4,575	4,255
Duke Energy Progress, LLC 3.70% 2046	2,250	2,190
Duke Energy Progress, LLC 2.50% 2050	1,026	837
Duke Energy Progress, LLC 2.90% 2051	474	417
Edison International 3.125% 2022	7,625	7,666
Edison International 3.55% 2024	38,511	38,665
Edison International 4.95% 2025	750	768
Edison International 5.75% 2027	14,328	15,371
Edison International 4.125% 2028	21,895	21,754
Electricité de France SA 4.75% 2035[5]	3,500	3,686
Electricité de France SA 4.875% 2038[5]	7,025	7,431
Electricité de France SA 5.60% 2040	1,475	1,650
Emera US Finance LP 0.833% 2024	4,800	4,547
Emera US Finance LP 3.55% 2026	4,430	4,431
Emera US Finance LP 2.639% 2031	6,400	5,747
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[8]	2,900	3,063
Enersis Américas SA 4.00% 2026	4,330	4,440
Entergy Corp. 3.75% 2050	5,850	5,510
Eversource Energy 2.70% 2026	4,085	3,983
Exelon Corp., junior subordinated, 3.497% 2022[8]	4,010	4,015
FirstEnergy Corp. 3.50% 2028[5]	4,363	4,270
FirstEnergy Corp. 4.10% 2028[5]	3,900	3,941
FirstEnergy Corp., Series B, 4.40% 2027[8]	11,541	11,634
FirstEnergy Transmission LLC 2.866% 2028[5]	21,285	19,787
Georgia Power Co. 3.70% 2050	1,000	932
Jersey Central Power & Light Co. 4.30% 2026[5]	1,458	1,490
Jersey Central Power & Light Co. 2.75% 2032[5]	3,000	2,798
Monongahela Power Co. 3.55% 2027[5]	6,225	6,228
NextEra Energy Capital Holdings, Inc. 1.875% 2027	24,000	22,548
NextEra Energy Capital Holdings, Inc. 2.44% 2032	9,600	8,790
Northeast Utilities 3.15% 2025	4,580	4,573
Northern States Power Co. 3.60% 2046	6,750	6,741
Pacific Gas and Electric Co. 1.75% 2022	47,861	47,812
Pacific Gas and Electric Co. 1.367% 2023	41,955	41,237
Pacific Gas and Electric Co. 3.85% 2023	6,838	6,876
Pacific Gas and Electric Co. 3.40% 2024	4,125	4,090
Pacific Gas and Electric Co. 2.95% 2026	41,014	39,026
Pacific Gas and Electric Co. 3.15% 2026	156,965	151,333
Pacific Gas and Electric Co. 2.10% 2027	3,819	3,438
Pacific Gas and Electric Co. 3.30% 2027	64,132	60,609
Pacific Gas and Electric Co. 3.30% 2027	4,525	4,351
Pacific Gas and Electric Co. 3.00% 2028	21,447	19,992
Pacific Gas and Electric Co. 3.75% 2028	36,497	35,000
Pacific Gas and Electric Co. 4.65% 2028	10,305	10,314
Pacific Gas and Electric Co. 4.55% 2030	128,392	127,593
Pacific Gas and Electric Co. 2.50% 2031	80,655	69,685
Pacific Gas and Electric Co. 3.25% 2031	16,602	15,041
Pacific Gas and Electric Co. 3.30% 2040	13,756	11,288
American Balanced Fund — Page 16 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.75% 2042	$37,848	$30,932
Pacific Gas and Electric Co. 3.50% 2050	15,312	12,371
Pennsylvania Electric Co. 3.25% 2028[5]	3,000	2,890
Public Service Electric and Gas Co. 3.05% 2024	3,360	3,360
Public Service Electric and Gas Co. 3.60% 2047	6,175	6,131
Public Service Electric and Gas Co. 3.85% 2049	4,290	4,428
Public Service Electric and Gas Co. 2.05% 2050	5,365	3,990
Puget Energy, Inc. 5.625% 2022	10,707	10,736
San Diego Gas & Electric Co. 1.70% 2030	9,175	8,094
Southern California Edison Co. 3.70% 2025	434	442
Southern California Edison Co. 2.85% 2029	9,970	9,507
Southern California Edison Co. 4.20% 2029	34,158	35,414
Southern California Edison Co. 2.25% 2030	290	262
Southern California Edison Co. 2.75% 2032	28,500	26,483
Southern California Edison Co. 5.35% 2035	26,304	29,200
Southern California Edison Co. 5.75% 2035	10,554	12,122
Southern California Edison Co. 5.625% 2036	22,665	25,506
Southern California Edison Co. 5.55% 2037	11,694	12,900
Southern California Edison Co. 5.95% 2038	11,219	13,122
Southern California Edison Co. 4.50% 2040	48,859	49,703
Southern California Edison Co. 4.00% 2047	35,710	34,450
Southern California Edison Co. 4.125% 2048	30,183	29,820
Southern California Edison Co. 4.875% 2049	9,800	10,461
Southern California Edison Co. 3.65% 2050	25,504	23,714
Southern California Edison Co. 2.95% 2051	1,198	983
Southern California Edison Co. 3.45% 2052	7,500	6,756
Southern California Edison Co., Series C, 3.60% 2045	11,900	10,819
Southwestern Electric Power Co. 1.65% 2026	13,055	12,289
Southwestern Electric Power Co. 3.25% 2051	390	337
Virginia Electric and Power Co. 2.875% 2029	2,530	2,462
Virginia Electric and Power Co. 2.40% 2032	12,850	11,859
Virginia Electric and Power Co. 2.45% 2050	5,000	4,014
WEC Energy Group, Inc. 2.20% 2028	12,625	11,594
Xcel Energy, Inc. 3.35% 2026	2,560	2,564
Xcel Energy, Inc. 1.75% 2027	22,825	21,163
Xcel Energy, Inc. 2.35% 2031	19,400	17,667
		1,506,312
Industrials 0.59%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	10,369	9,526
Air Lease Corp. 0.80% 2024	38,325	36,131
Air Lease Corp. 2.875% 2026	42,555	41,128
Air Lease Corp. 2.20% 2027	24,000	22,249
Air Lease Corp. 2.10% 2028	27,525	24,123
Avolon Holdings Funding, Ltd. 3.95% 2024[5]	43,930	43,821
Avolon Holdings Funding, Ltd. 2.125% 2026[5]	38,712	35,393
Avolon Holdings Funding, Ltd. 4.25% 2026[5]	22,800	22,516
Avolon Holdings Funding, Ltd. 4.375% 2026[5]	10,390	10,266
Avolon Holdings Funding, Ltd. 2.528% 2027[5]	7,587	6,716
Avolon Holdings Funding, Ltd. 3.25% 2027[5]	26,760	25,212
Avolon Holdings Funding, Ltd. 2.75% 2028[5]	19,820	17,660
Boeing Company 1.95% 2024	12,521	12,250
Boeing Company 4.875% 2025	172,833	178,472
Boeing Company 2.196% 2026	77,556	73,409
American Balanced Fund — Page 17 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 2.75% 2026	$105,258	$102,131
Boeing Company 3.10% 2026	7,224	7,107
Boeing Company 5.04% 2027	70,698	74,570
Boeing Company 3.25% 2028	87,395	84,356
Boeing Company 3.25% 2028	22,113	21,284
Boeing Company 5.15% 2030	54,847	58,576
Boeing Company 3.625% 2031	9,547	9,309
Boeing Company 3.60% 2034	4,240	3,963
Boeing Company 3.25% 2035	2,744	2,463
Boeing Company 3.50% 2039	821	709
Boeing Company 3.90% 2049	7,056	6,387
Boeing Company 3.75% 2050	4,725	4,222
Boeing Company 5.805% 2050	72,319	83,764
Canadian Pacific Railway, Ltd. 1.75% 2026	4,071	3,841
Canadian Pacific Railway, Ltd. 2.45% 2031	8,414	7,825
Canadian Pacific Railway, Ltd. 3.10% 2051	8,853	7,850
Carrier Global Corp. 2.242% 2025	694	676
Carrier Global Corp. 2.493% 2027	555	530
Carrier Global Corp. 3.377% 2040	2,500	2,279
CSX Corp. 3.80% 2028	3,590	3,716
CSX Corp. 4.25% 2029	3,650	3,875
CSX Corp. 4.30% 2048	4,750	5,119
Emerson Electric Co. 1.80% 2027	1,480	1,391
General Electric Capital Corp. 4.418% 2035	2,015	2,168
Honeywell International, Inc. 2.15% 2022	4,490	4,503
Honeywell International, Inc. 2.30% 2024	6,660	6,646
L3Harris Technologies, Inc. 1.80% 2031	22,725	19,775
Masco Corp. 1.50% 2028	6,884	6,071
Masco Corp. 2.00% 2031	6,626	5,758
Masco Corp. 3.125% 2051	3,059	2,555
Mexico City Airport Trust 3.875% 2028[5]	920	881
Mexico City Airport Trust 5.50% 2046	1,290	1,148
Mexico City Airport Trust 5.50% 2047	18,070	15,956
Mexico City Airport Trust 5.50% 2047[5]	5,640	4,980
Norfolk Southern Corp. 3.05% 2050	6,319	5,647
Northrop Grumman Corp. 2.93% 2025	7,120	7,142
Raytheon Technologies Corp. 1.90% 2031	14,845	13,154
Raytheon Technologies Corp. 2.82% 2051	17,000	14,357
Siemens AG 1.20% 2026[5]	33,341	30,996
Siemens AG 1.70% 2028[5]	29,740	27,476
Triton Container International, Ltd. 1.15% 2024[5]	10,482	9,951
Triton Container International, Ltd. 3.15% 2031[5]	19,690	18,023
Union Pacific Corp. 3.75% 2025	3,080	3,159
Union Pacific Corp. 2.891% 2036	10,390	9,730
Union Pacific Corp. 3.75% 2070	3,510	3,437
Union Pacific Corp. 3.799% 2071	3,510	3,501
United Technologies Corp. 3.65% 2023	799	810
United Technologies Corp. 4.125% 2028	4,200	4,396
		1,277,035
Communication services 0.59%
Alphabet, Inc. 1.90% 2040	11,445	9,358
Alphabet, Inc. 2.25% 2060	10,640	8,301
AT&T, Inc. 2.30% 2027	3,530	3,369
American Balanced Fund — Page 18 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
AT&T, Inc. 2.25% 2032	$4,055	$3,602
AT&T, Inc. 3.50% 2053	17,950	15,819
AT&T, Inc. 3.55% 2055	3,525	3,121
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025	2,500	2,595
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029	34,000	30,641
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032	27,808	23,814
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	5,000	4,135
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	15,000	12,696
CenturyLink, Inc. 4.00% 2027[5]	108,942	101,640
Comcast Corp. 3.30% 2027	5,000	5,065
Comcast Corp. 3.40% 2030	2,710	2,749
Comcast Corp. 3.20% 2036	7,250	6,949
Comcast Corp. 3.90% 2038	3,190	3,296
Comcast Corp. 3.75% 2040	2,790	2,819
Comcast Corp. 2.80% 2051	6,250	5,294
Comcast Corp. 2.937% 2056[5]	3,395	2,818
Magallanes, Inc. 3.428% 2024[5]	55,525	55,869
Magallanes, Inc. 3.638% 2025[5]	37,313	37,579
Magallanes, Inc. 3.755% 2027[5]	79,726	79,714
Magallanes, Inc. 4.054% 2029[5]	18,888	19,003
Magallanes, Inc. 4.279% 2032[5]	30,249	30,421
Magallanes, Inc. 5.05% 2042[5]	33,796	34,543
Magallanes, Inc. 5.141% 2052[5]	56,955	58,406
Magallanes, Inc. 5.391% 2062[5]	16,550	17,147
Netflix, Inc. 3.625% 2025[5]	32,150	32,361
Netflix, Inc. 4.875% 2028	59,721	62,725
Netflix, Inc. 5.875% 2028	167,927	185,526
Netflix, Inc. 5.375% 2029[5]	76,913	83,393
Netflix, Inc. 6.375% 2029	325	368
Netflix, Inc. 4.875% 2030[5]	40,550	43,327
SBA Tower Trust 1.631% 2026[5]	99,657	93,714
T-Mobile US, Inc. 3.50% 2025	4,090	4,121
T-Mobile US, Inc. 1.50% 2026	3,750	3,503
T-Mobile US, Inc. 2.25% 2026[5]	14,323	13,512
T-Mobile US, Inc. 2.25% 2026	3,136	2,958
T-Mobile US, Inc. 2.625% 2026	49,883	47,709
T-Mobile US, Inc. 3.75% 2027	5,000	5,038
T-Mobile US, Inc. 2.05% 2028	2,390	2,187
T-Mobile US, Inc. 2.40% 2029[5]	8,271	7,581
T-Mobile US, Inc. 2.625% 2029	22,847	20,884
T-Mobile US, Inc. 3.875% 2030	3,750	3,770
T-Mobile US, Inc. 2.55% 2031	5,044	4,582
T-Mobile US, Inc. 2.875% 2031	29,740	26,840
T-Mobile US, Inc. 3.50% 2031[5]	1,055	994
T-Mobile US, Inc. 2.70% 2032[5]	19,138	17,433
T-Mobile US, Inc. 3.40% 2052[5]	2,653	2,266
Verizon Communications, Inc. 2.10% 2028	15,685	14,651
Verizon Communications, Inc. 3.55% 2051	3,750	3,539
Vodafone Group PLC 4.375% 2028	5,000	5,239
Vodafone Group PLC 5.25% 2048	2,500	2,809
		1,271,793
American Balanced Fund — Page 19 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.36%	Principal amount (000)	Value (000)
AbbVie, Inc. 2.95% 2026	$2,310	$2,292
AmerisourceBergen Corp. 0.737% 2023	25,131	24,774
Amgen, Inc. 4.20% 2052	3,129	3,246
Amgen, Inc. 4.40% 2062	6,059	6,284
AstraZeneca Finance LLC 1.20% 2026	12,512	11,618
AstraZeneca Finance LLC 1.75% 2028	7,483	6,910
AstraZeneca Finance LLC 2.25% 2031	437	407
AstraZeneca PLC 3.375% 2025	5,000	5,077
AstraZeneca PLC 3.00% 2051	1,432	1,322
Banner Health 1.897% 2031	5,000	4,436
Banner Health 2.913% 2051	6,675	5,776
Baxter International, Inc. 1.322% 2024[5]	34,825	33,287
Baxter International, Inc. 1.915% 2027[5]	23,217	21,734
Baxter International, Inc. 2.272% 2028[5]	15,577	14,445
Bayer US Finance II LLC 3.875% 2023[5]	6,490	6,561
Bayer US Finance II LLC 4.25% 2025[5]	52,921	53,872
Bayer US Finance II LLC 4.375% 2028[5]	475	486
Baylor Scott & White Holdings 0.827% 2025	5,462	5,047
Baylor Scott & White Holdings 1.777% 2030	21,418	18,971
Becton, Dickinson and Company 3.363% 2024	3,047	3,074
Boston Scientific Corp. 3.45% 2024	1,304	1,320
Centene Corp. 4.25% 2027	59,715	60,000
Centene Corp. 2.45% 2028	48,640	44,507
Centene Corp. 4.625% 2029	74,430	75,162
Centene Corp. 3.00% 2030	455	419
Centene Corp. 3.375% 2030	49,862	47,005
Centene Corp. 2.50% 2031	32,080	28,364
Centene Corp. 2.625% 2031	11,180	9,968
Cigna Corp. 1.25% 2026	32,445	30,339
Eli Lilly and Company 3.375% 2029	1,450	1,488
Gilead Sciences, Inc. 1.65% 2030	5,826	5,127
HCA, Inc. 3.125% 2027[5]	7,905	7,736
HCA, Inc. 3.375% 2029[5]	19,711	19,205
HCA, Inc. 3.625% 2032[5]	34,000	33,356
HCA, Inc. 4.375% 2042[5]	10,000	9,882
HCA, Inc. 4.625% 2052[5]	10,000	10,109
Humana, Inc. 3.70% 2029	10,391	10,435
Medtronic, Inc. 3.50% 2025	1,749	1,786
Merck & Co., Inc. 2.90% 2024	6,040	6,116
Merck & Co., Inc. 1.90% 2028	13,052	12,296
Merck & Co., Inc. 2.75% 2051	5,514	4,814
Novant Health, Inc. 3.168% 2051	34,790	31,488
Novartis Capital Corp. 1.75% 2025	5,160	5,039
Novartis Capital Corp. 2.00% 2027	5,544	5,342
Pfizer, Inc. 2.95% 2024	3,520	3,561
Pfizer, Inc. 3.45% 2029	2,500	2,574
Sharp HealthCare 2.68% 2050	17,350	14,196
Summa Health 3.511% 2051	20,290	19,374
Sutter Health 1.321% 2025	6,000	5,638
Thermo Fisher Scientific, Inc. 2.00% 2031	10,581	9,513
Trinity Health Corp. 2.632% 2040	5,000	4,159
UnitedHealth Group, Inc. 1.15% 2026	6,757	6,288
UnitedHealth Group, Inc. 2.00% 2030	2,520	2,323
UnitedHealth Group, Inc. 2.30% 2031	3,398	3,196
American Balanced Fund — Page 20 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 3.05% 2041	$10,000	$9,337
UnitedHealth Group, Inc. 3.25% 2051	6,461	6,089
Viatris, Inc. 1.65% 2025	4,735	4,411
West Virginia United Health System Obligated Group 3.129% 2050	4,625	3,925
		785,506
Consumer staples 0.35%
7-Eleven, Inc. 0.95% 2026[5]	665	605
7-Eleven, Inc. 1.30% 2028[5]	10,900	9,560
7-Eleven, Inc. 1.80% 2031[5]	18,668	16,109
Altria Group, Inc. 2.35% 2025	7,671	7,456
Altria Group, Inc. 4.40% 2026	3,939	4,078
Altria Group, Inc. 3.40% 2030	3,494	3,367
Altria Group, Inc. 5.80% 2039	1,000	1,081
Altria Group, Inc. 3.40% 2041	22,085	18,190
Altria Group, Inc. 5.95% 2049	49,352	53,635
Altria Group, Inc. 3.70% 2051	22,460	18,221
Anheuser-Busch InBev NV 4.35% 2040	20,000	20,865
Anheuser-Busch InBev NV 4.60% 2048	10,000	10,828
British American Tobacco International Finance PLC 3.95% 2025[5]	2,125	2,115
British American Tobacco International Finance PLC 1.668% 2026	20,205	18,566
British American Tobacco PLC 3.557% 2027	9,120	8,892
British American Tobacco PLC 4.70% 2027	5,241	5,381
British American Tobacco PLC 2.259% 2028	17,837	16,036
British American Tobacco PLC 4.448% 2028	43,000	43,184
British American Tobacco PLC 3.462% 2029	2,500	2,357
British American Tobacco PLC 4.906% 2030	130	134
British American Tobacco PLC 2.726% 2031	4,625	4,083
British American Tobacco PLC 4.742% 2032	23,000	23,171
British American Tobacco PLC 4.39% 2037	53,665	50,023
British American Tobacco PLC 4.54% 2047	90,757	81,232
British American Tobacco PLC 4.758% 2049	52,869	48,781
British American Tobacco PLC 5.65% 2052	9,500	9,662
Coca-Cola Company 1.00% 2028	6,090	5,454
Conagra Brands, Inc. 1.375% 2027	6,375	5,669
Conagra Brands, Inc. 5.30% 2038	1,050	1,157
Constellation Brands, Inc. 3.60% 2028	2,500	2,486
Constellation Brands, Inc. 2.25% 2031	4,462	3,936
Costco Wholesale Corp. 1.375% 2027	6,670	6,208
GSK Consumer Healthcare Capital US, LLC 3.375% 2027[5]	22,000	22,024
Imperial Tobacco Finance PLC 3.50% 2023[5]	10,000	10,051
JBS Luxembourg SARL 2.50% 2027[5]	34,174	31,808
JBS Luxembourg SARL 3.625% 2032[5]	13,183	12,092
JBS Luxembourg SARL 3.625% 2032	288	264
JBS USA Lux SA 3.00% 2029[5]	25,462	23,604
JBS USA Lux SA 5.50% 2030[5]	3,220	3,299
JBS USA Lux SA 3.00% 2032[5]	23,750	21,426
Keurig Dr Pepper, Inc. 4.417% 2025	5,000	5,172
Keurig Dr Pepper, Inc. 4.597% 2028	3,270	3,455
Keurig Dr Pepper, Inc. 3.20% 2030	2,510	2,436
Keurig Dr Pepper, Inc. 4.985% 2038	7,945	8,722
PepsiCo, Inc. 2.625% 2041	20,000	18,232
PepsiCo, Inc. 2.75% 2051	10,000	8,973
Philip Morris International, Inc. 2.875% 2024	5,270	5,283
American Balanced Fund — Page 21 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 1.50% 2025	$6,434	$6,140
Philip Morris International, Inc. 0.875% 2026	24,896	22,747
Philip Morris International, Inc. 1.75% 2030	24,609	21,320
Reckitt Benckiser Group PLC 2.375% 2022[5]	4,750	4,759
Reynolds American, Inc. 5.85% 2045	12,364	12,764
Sysco Corp. 2.45% 2031	19,737	18,119
		765,212
Information technology 0.19%
Analog Devices, Inc. 1.70% 2028	8,576	7,927
Analog Devices, Inc. 2.10% 2031	7,571	6,994
Analog Devices, Inc. 2.80% 2041	22,698	20,448
Analog Devices, Inc. 2.95% 2051	6,514	5,924
Apple, Inc. 3.00% 2024	2,500	2,531
Apple, Inc. 1.125% 2025	3,800	3,631
Apple, Inc. 0.70% 2026	19,820	18,476
Apple, Inc. 1.20% 2028	29,740	27,114
Apple, Inc. 2.40% 2050	19,820	16,405
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	240	242
Broadcom, Inc. 4.00% 2029[5]	9,054	9,050
Broadcom, Inc. 2.45% 2031[5]	6,548	5,851
Broadcom, Inc. 4.15% 2032[5]	22,843	22,793
Broadcom, Inc. 2.60% 2033[5]	21,763	18,930
Broadcom, Inc. 3.469% 2034[5]	51,825	48,105
Broadcom, Inc. 3.137% 2035[5]	61,129	53,982
Broadcom, Inc. 3.187% 2036[5]	24,991	21,747
Broadcom, Inc. 3.50% 2041[5]	34,033	30,398
Fidelity National Information Services, Inc. 3.10% 2041	2,590	2,247
Fiserv, Inc. 3.50% 2029	2,440	2,405
Intuit, Inc. 0.95% 2025	3,170	2,975
Intuit, Inc. 1.35% 2027	2,890	2,635
Intuit, Inc. 1.65% 2030	3,830	3,384
Mastercard, Inc. 2.00% 2031	14,273	13,029
Microsoft Corp. 2.921% 2052	6,749	6,352
PayPal Holdings, Inc. 1.65% 2025	4,660	4,486
PayPal Holdings, Inc. 2.85% 2029	4,824	4,728
PayPal Holdings, Inc. 2.30% 2030	4,583	4,272
salesforce.com, inc. 1.50% 2028	7,650	7,053
salesforce.com, inc. 1.95% 2031	4,100	3,757
salesforce.com, inc. 2.70% 2041	4,700	4,176
VeriSign, Inc. 2.70% 2031	3,958	3,588
Visa, Inc. 3.15% 2025	6,000	6,073
Visa, Inc. 2.05% 2030	7,390	6,905
		398,613
Materials 0.10%
Air Products and Chemicals, Inc. 1.50% 2025	2,610	2,490
Air Products and Chemicals, Inc. 1.85% 2027	7,229	6,839
Air Products and Chemicals, Inc. 2.05% 2030	3,140	2,898
Anglo American Capital PLC 5.375% 2025[5]	5,000	5,257
Anglo American Capital PLC 2.25% 2028[5]	4,194	3,838
Anglo American Capital PLC 3.95% 2050[5]	5,000	4,698
Chevron Phillips Chemical Co. LLC 3.30% 2023[5]	2,440	2,461
Dow Chemical Co. 4.80% 2049	3,200	3,546
American Balanced Fund — Page 22 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. 3.60% 2050	$11,345	$10,595
Eastman Chemical Co. 3.80% 2025	7,405	7,496
Glencore Funding LLC 4.125% 2024[5]	4,130	4,189
International Flavors & Fragrances, Inc. 3.468% 2050[5]	19,820	17,555
LYB International Finance III, LLC 1.25% 2025	14,881	13,792
LYB International Finance III, LLC 2.25% 2030	19,263	17,387
LYB International Finance III, LLC 3.375% 2040	21,156	18,993
LYB International Finance III, LLC 3.625% 2051	52,020	47,247
LYB International Finance III, LLC 3.80% 2060	9,869	8,639
Mosaic Co. 3.25% 2022	4,750	4,783
Mosaic Co. 4.05% 2027	4,490	4,607
Newcrest Finance Pty, Ltd. 4.20% 2050[5]	2,580	2,518
Rio Tinto Finance (USA), Ltd. 2.75% 2051	7,348	6,368
Sherwin-Williams Company 2.75% 2022	425	426
Sherwin-Williams Company 3.125% 2024	4,260	4,290
Sherwin-Williams Company 2.30% 2030	3,631	3,324
Sherwin-Williams Company 3.80% 2049	2,500	2,411
Sherwin-Williams Company 3.30% 2050	2,500	2,230
Westlake Chemical Corp. 4.375% 2047	2,500	2,535
		211,412
Real estate 0.10%
Alexandria Real Estate Equities, Inc. 3.95% 2028	2,720	2,783
Alexandria Real Estate Equities, Inc. 3.375% 2031	3,540	3,490
Alexandria Real Estate Equities, Inc. 4.85% 2049	2,040	2,314
Alexandria Real Estate Equities, Inc. 4.00% 2050	5,210	5,157
American Campus Communities, Inc. 2.85% 2030	2,270	2,131
American Campus Communities, Inc. 3.875% 2031	2,066	2,082
American Tower Corp. 1.45% 2026	10,457	9,557
American Tower Corp. 1.60% 2026	19,844	18,420
American Tower Corp. 3.60% 2028	3,750	3,721
American Tower Corp. 2.30% 2031	7,500	6,562
American Tower Corp. 2.95% 2051	16,873	13,307
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[5]	8,150	7,413
Corporate Office Properties LP 2.00% 2029	6,210	5,473
Corporate Office Properties LP 2.75% 2031	6,187	5,563
Corporate Office Properties LP 2.90% 2033	28,399	25,107
Equinix, Inc. 3.20% 2029	2,825	2,707
Equinix, Inc. 2.15% 2030	5,000	4,382
Equinix, Inc. 2.50% 2031	12,021	10,801
Essex Portfolio LP 3.875% 2024	7,220	7,307
Essex Portfolio LP 3.50% 2025	7,445	7,511
Essex Portfolio LP 3.375% 2026	2,395	2,400
Extra Space Storage, Inc. 2.35% 2032	10,538	9,267
Gaming and Leisure Properties, Inc. 3.35% 2024	2,400	2,388
Gaming and Leisure Properties, Inc. 4.00% 2030	5,000	4,862
Invitation Homes Operating Partnership LP 2.00% 2031	10,194	8,722
Public Storage 2.37% 2022	2,160	2,165
Public Storage 1.85% 2028	10,252	9,446
Public Storage 1.95% 2028	6,081	5,640
Public Storage 2.30% 2031	2,959	2,739
Scentre Group 3.25% 2025[5]	1,780	1,773
Scentre Group 3.75% 2027[5]	7,630	7,717
American Balanced Fund — Page 23 of 44

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Sun Communities Operating LP 2.30% 2028	$6,430	$5,839
Sun Communities Operating LP 2.70% 2031	1,753	1,584
		210,330
Municipals 0.01%
The Rockefeller Foundation 2.492% 2050	16,850	14,110
Total corporate bonds, notes & loans		14,408,432
Mortgage-backed obligations 5.09% Federal agency mortgage-backed obligations 4.29%
Fannie Mae Pool #BE7150 3.50% 2032[9]	164	168
Fannie Mae Pool #AS0727 3.50% 2033[9]	75	77
Fannie Mae Pool #555880 5.50% 2033[9]	861	935
Fannie Mae Pool #555956 5.50% 2033[9]	772	846
Fannie Mae Pool #357399 5.50% 2033[9]	78	86
Fannie Mae Pool #MA2138 3.50% 2035[9]	179	181
Fannie Mae Pool #AA0914 5.00% 2035[9]	242	261
Fannie Mae Pool #745092 6.50% 2035[9]	854	919
Fannie Mae Pool #887695 6.00% 2036[9]	273	305
Fannie Mae Pool #888292 6.00% 2037[9]	2,233	2,497
Fannie Mae Pool #888746 6.50% 2037[9]	513	569
Fannie Mae Pool #256860 6.50% 2037[9]	259	285
Fannie Mae Pool #MA3412 3.50% 2038[9]	331	334
Fannie Mae Pool #MA3280 3.50% 2038[9]	130	131
Fannie Mae Pool #MA3539 4.50% 2038[9]	122	128
Fannie Mae Pool #889658 6.50% 2038[9]	772	851
Fannie Mae Pool #FM1441 3.50% 2039[9]	443	446
Fannie Mae Pool #AD0679 5.50% 2039[9]	23	26
Fannie Mae Pool #AE0395 4.50% 2040[9]	2,772	2,942
Fannie Mae Pool #AE3049 4.50% 2040[9]	2,194	2,328
Fannie Mae Pool #AE5471 4.50% 2040[9]	1,742	1,850
Fannie Mae Pool #AD8536 5.00% 2040[9]	1,320	1,424
Fannie Mae Pool #AE2513 5.00% 2040[9]	828	891
Fannie Mae Pool #932752 5.00% 2040[9]	339	366
Fannie Mae Pool #AE4689 5.00% 2040[9]	267	281
Fannie Mae Pool #MA4387 2.00% 2041[9]	33,867	31,797
Fannie Mae Pool #AI2503 4.00% 2041[9]	2,335	2,444
Fannie Mae Pool #AH3575 4.50% 2041[9]	2,757	2,935
Fannie Mae Pool #AI5589 4.50% 2041[9]	41	44
Fannie Mae Pool #AI8121 5.00% 2041[9]	650	697
Fannie Mae Pool #AI0582 5.00% 2041[9]	527	570
Fannie Mae Pool #AH5452 5.00% 2041[9]	520	554
Fannie Mae Pool #AI3894 5.00% 2041[9]	310	328
Fannie Mae Pool #AI7218 5.00% 2041[9]	306	323
Fannie Mae Pool #AH9420 5.00% 2041[9]	286	304
Fannie Mae Pool #AH9370 5.00% 2041[9]	275	290
Fannie Mae Pool #AI4289 5.00% 2041[9]	225	241
Fannie Mae Pool #AH9938 5.00% 2041[9]	197	211
Fannie Mae Pool #AI7159 5.00% 2041[9]	115	121
Fannie Mae Pool #MA0791 5.00% 2041[9]	111	120
Fannie Mae Pool #AI6576 5.00% 2041[9]	109	118
Fannie Mae Pool #AI4296 5.00% 2041[9]	96	104
Fannie Mae Pool #AI7058 5.00% 2041[9]	51	53
Fannie Mae Pool #AI1865 5.00% 2041[9]	31	34
American Balanced Fund — Page 24 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AI4563 5.00% 2041[9]	$5	$5
Fannie Mae Pool #AJ1422 5.00% 2041[9]	4	4
Fannie Mae Pool #AK2147 5.00% 2042[9]	226	238
Fannie Mae Pool #AT7696 3.50% 2043[9]	5,092	5,195
Fannie Mae Pool #AT7689 3.50% 2043[9]	2,190	2,234
Fannie Mae Pool #AT7680 3.50% 2043[9]	972	992
Fannie Mae Pool #AQ9302 3.50% 2043[9]	573	582
Fannie Mae Pool #AU8813 4.00% 2043[9]	297	310
Fannie Mae Pool #AU9348 4.00% 2043[9]	210	220
Fannie Mae Pool #AU9350 4.00% 2043[9]	164	171
Fannie Mae Pool #AV1538 4.50% 2043[9]	4,632	4,914
Fannie Mae Pool #AL8354 3.50% 2045[9]	6,583	6,712
Fannie Mae Pool #FM2795 3.00% 2046[9]	4,205	4,164
Fannie Mae Pool #AS8310 3.00% 2046[9]	3,291	3,270
Fannie Mae Pool #MA2608 3.00% 2046[9]	1,424	1,416
Fannie Mae Pool #MA2771 3.00% 2046[9]	1,290	1,278
Fannie Mae Pool #AL8522 3.50% 2046[9]	10,669	10,870
Fannie Mae Pool #BC0157 3.50% 2046[9]	7,423	7,552
Fannie Mae Pool #AS6789 3.50% 2046[9]	6,650	6,760
Fannie Mae Pool #AL9499 3.50% 2046[9]	6,006	6,056
Fannie Mae Pool #AS7168 3.50% 2046[9]	4,340	4,411
Fannie Mae Pool #BD9665 4.00% 2046[9]	1,137	1,179
Fannie Mae Pool #BC7611 4.00% 2046[9]	572	591
Fannie Mae Pool #BF0364 3.00% 2047[9]	25,195	25,078
Fannie Mae Pool #BM1179 3.00% 2047[9]	4,005	3,978
Fannie Mae Pool #BM3528 3.50% 2047[9]	37,881	38,595
Fannie Mae Pool #BH4022 3.50% 2047[9]	18,589	18,793
Fannie Mae Pool #CA0854 3.50% 2047[9]	8,179	8,292
Fannie Mae Pool #CA0770 3.50% 2047[9]	5,211	5,280
Fannie Mae Pool #BE3151 3.50% 2047[9]	1,259	1,283
Fannie Mae Pool #BE3162 3.50% 2047[9]	1,152	1,173
Fannie Mae Pool #BH6387 3.50% 2047[9]	372	374
Fannie Mae Pool #BH7779 3.50% 2047[9]	34	35
Fannie Mae Pool #CA0453 4.00% 2047[9]	21,212	21,783
Fannie Mae Pool #MA3149 4.00% 2047[9]	15,506	15,975
Fannie Mae Pool #MA3183 4.00% 2047[9]	3,810	3,925
Fannie Mae Pool #BM4413 4.50% 2047[9]	8,521	8,931
Fannie Mae Pool #CA0623 4.50% 2047[9]	3,623	3,798
Fannie Mae Pool #BE9242 4.50% 2047[9]	21	22
Fannie Mae Pool #257030 6.50% 2047[9]	71	73
Fannie Mae Pool #947661 6.50% 2047[9]	8	9
Fannie Mae Pool #256975 7.00% 2047[9]	39	43
Fannie Mae Pool #920015 7.00% 2047[9]	37	40
Fannie Mae Pool #257036 7.00% 2047[9]	12	13
Fannie Mae Pool #256893 7.00% 2047[9]	9	10
Fannie Mae Pool #BF0293 3.00% 2048[9]	78,093	77,347
Fannie Mae Pool #BF0323 3.00% 2048[9]	38,695	38,326
Fannie Mae Pool #BF0325 3.50% 2048[9]	46,772	47,476
Fannie Mae Pool #BF0318 3.50% 2048[9]	35,564	36,099
Fannie Mae Pool #BM4033 3.50% 2048[9]	21,861	22,159
Fannie Mae Pool #CA1532 3.50% 2048[9]	10,804	10,935
Fannie Mae Pool #BM3714 3.50% 2048[9]	6,663	6,755
Fannie Mae Pool #BJ6760 3.50% 2048[9]	4,357	4,415
Fannie Mae Pool #BM3332 3.50% 2048[9]	1,714	1,738
American Balanced Fund — Page 25 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK7655 3.892% 2048[9,10]	$2,863	$2,914
Fannie Mae Pool #BK1198 4.00% 2048[9]	1,818	1,862
Fannie Mae Pool #BM2007 4.00% 2048[9]	598	613
Fannie Mae Pool #FM1784 4.00% 2048[9]	245	252
Fannie Mae Pool #BJ4342 4.00% 2048[9]	238	244
Fannie Mae Pool #CA1542 4.00% 2048[9]	176	182
Fannie Mae Pool #CA1015 4.00% 2048[9]	73	75
Fannie Mae Pool #MA3277 4.00% 2048[9]	57	58
Fannie Mae Pool #BJ9260 4.00% 2048[9]	19	20
Fannie Mae Pool #BJ2751 4.50% 2048[9]	7,359	7,672
Fannie Mae Pool #CA2204 4.50% 2048[9]	3,264	3,386
Fannie Mae Pool #BK1135 4.50% 2048[9]	380	395
Fannie Mae Pool #CA2493 4.50% 2048[9]	229	238
Fannie Mae Pool #CA2642 4.50% 2048[9]	206	214
Fannie Mae Pool #BJ8318 4.50% 2048[9]	88	91
Fannie Mae Pool #BJ5829 4.50% 2048[9]	72	75
Fannie Mae Pool #BK9902 4.50% 2048[9]	64	66
Fannie Mae Pool #BK9366 4.50% 2048[9]	23	24
Fannie Mae Pool #BK9598 4.50% 2048[9]	21	22
Fannie Mae Pool #CA4533 3.00% 2049[9]	39,256	38,697
Fannie Mae Pool #CA4756 3.00% 2049[9]	21,268	20,942
Fannie Mae Pool #BO4808 3.00% 2049[9]	17,134	16,850
Fannie Mae Pool #CA3807 3.00% 2049[9]	5,137	5,064
Fannie Mae Pool #CA3806 3.00% 2049[9]	3,353	3,309
Fannie Mae Pool #CA4800 3.50% 2049[9]	61,573	62,525
Fannie Mae Pool #FM2318 3.50% 2049[9]	27,623	27,930
Fannie Mae Pool #CA4079 3.50% 2049[9]	26,005	26,174
Fannie Mae Pool #CA3068 3.50% 2049[9]	6,028	6,095
Fannie Mae Pool #CA4112 3.50% 2049[9]	1,189	1,207
Fannie Mae Pool #CA3814 3.50% 2049[9]	1,039	1,055
Fannie Mae Pool #BO5349 3.50% 2049[9]	105	105
Fannie Mae Pool #BO1345 3.50% 2049[9]	38	39
Fannie Mae Pool #FM1913 4.00% 2049[9]	4,637	4,776
Fannie Mae Pool #CA3976 4.00% 2049[9]	1,816	1,872
Fannie Mae Pool #CA3184 4.00% 2049[9]	325	336
Fannie Mae Pool #CA4432 4.00% 2049[9]	203	209
Fannie Mae Pool #FM1668 4.00% 2049[9]	169	174
Fannie Mae Pool #CA6579 2.00% 2050[9]	55,293	51,527
Fannie Mae Pool #CA8285 3.00% 2050[9]	57,177	56,480
Fannie Mae Pool #CB2375 2.50% 2051[9]	88,706	84,896
Fannie Mae Pool #CB2319 2.50% 2051[9]	87,431	83,674
Fannie Mae Pool #CB2372 2.50% 2051[9]	42,186	40,387
Fannie Mae Pool #BT9483 2.50% 2051[9]	33,176	31,776
Fannie Mae Pool #BT9510 2.50% 2051[9]	33,011	31,696
Fannie Mae Pool #CB2371 2.50% 2051[9]	24,520	23,543
Fannie Mae Pool #CB2373 2.50% 2051[9]	15,305	14,650
Fannie Mae Pool #CA9308 3.00% 2051[9]	137,818	135,517
Fannie Mae Pool #CA8870 3.00% 2051[9]	129,976	127,702
Fannie Mae Pool #FM8453 3.00% 2051[9]	58,332	57,562
Fannie Mae Pool #FM9632 3.00% 2051[9]	48,245	47,401
Fannie Mae Pool #FM9631 3.00% 2051[9]	20,315	20,020
Fannie Mae Pool #CA8969 3.00% 2051[9]	1,635	1,605
Fannie Mae Pool #CB2882 3.00% 2052[9]	88,566	87,279
Fannie Mae Pool #FS0972 3.50% 2052[9]	8,027	8,181
American Balanced Fund — Page 26 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0189 3.00% 2057[9]	$9,937	$9,866
Fannie Mae Pool #BF0174 3.00% 2057[9]	6,250	6,184
Fannie Mae Pool #BF0177 3.00% 2057[9]	6,126	6,082
Fannie Mae Pool #BF0145 3.50% 2057[9]	132,894	134,899
Fannie Mae Pool #BF0219 3.50% 2057[9]	29,768	30,215
Fannie Mae Pool #BF0262 3.00% 2058[9]	540	536
Fannie Mae Pool #BF0226 3.50% 2058[9]	41,358	42,222
Fannie Mae Pool #BF0332 3.00% 2059[9]	77,478	76,930
Fannie Mae Pool #BF0497 3.00% 2060[9]	39,205	38,793
Fannie Mae Pool #BF0481 3.50% 2060[9]	108,249	109,482
Fannie Mae Pool #BF0547 3.00% 2061[9]	44,585	44,047
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[9]	17	17
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[9]	416	415
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[9,10]	29	29
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[9]	503	503
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[9]	26	26
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.418% 2023[9,10]	502	501
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.546% 2024[9,10]	473	470
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.554% 2024[9,10]	803	802
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.579% 2024[9,10]	538	536
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[9,10]	12,176	12,240
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[9,10]	4,985	5,029
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[9]	54	53
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[9]	601	595
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[9]	917	904
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[9]	129	129
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[9]	35	35
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[9]	415	409
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.491% 2026[9,10]	31,710	31,430
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[9,10]	21,882	21,846
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.073% 2027[9,10]	26,684	27,101
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[9]	389	345
Freddie Mac Pool #D97504 6.50% 2027[9]	157	164
Freddie Mac Pool #C91130 6.50% 2027[9]	74	80
Freddie Mac Pool #C91150 6.50% 2028[9]	92	100
Freddie Mac Pool #G16210 3.50% 2032[9]	39	40
Freddie Mac Pool #ZA2384 3.50% 2035[9]	233	236
Freddie Mac Pool #C91912 3.00% 2037[9]	18,425	18,403
Freddie Mac Pool #C91917 3.00% 2037[9]	8,299	8,289
Freddie Mac Pool #G06028 5.50% 2037[9]	147	157
Freddie Mac Pool #A56076 5.50% 2037[9]	19	21
Freddie Mac Pool #ZT1449 3.00% 2038[9]	8,745	8,753
Freddie Mac Pool #ZA2505 3.50% 2038[9]	88	89
Freddie Mac Pool #G08248 5.50% 2038[9]	46	51
Freddie Mac Pool #G05979 5.50% 2038[9]	24	27
Freddie Mac Pool #G04552 6.00% 2038[9]	446	499
Freddie Mac Pool #G05546 5.50% 2039[9]	94	104
Freddie Mac Pool #1B7749 2.13% 2040[9,10]	7	7
Freddie Mac Pool #G05937 4.50% 2040[9]	2,790	2,971
Freddie Mac Pool #A90351 4.50% 2040[9]	110	114
Freddie Mac Pool #A97543 4.50% 2041[9]	392	412
Freddie Mac Pool #Q03821 4.50% 2041[9]	391	412
Freddie Mac Pool #A97669 4.50% 2041[9]	197	210
Freddie Mac Pool #Q01190 4.50% 2041[9]	89	93
American Balanced Fund — Page 27 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q03795 4.50% 2041[9]	$34	$35
Freddie Mac Pool #Q01160 5.00% 2041[9]	137	148
Freddie Mac Pool #Q11220 3.50% 2042[9]	481	491
Freddie Mac Pool #V80026 3.00% 2043[9]	31	31
Freddie Mac Pool #G07921 3.50% 2043[9]	414	423
Freddie Mac Pool #Q23190 4.00% 2043[9]	263	275
Freddie Mac Pool #Q23185 4.00% 2043[9]	209	219
Freddie Mac Pool #Q26734 4.00% 2044[9]	1,892	1,977
Freddie Mac Pool #760014 2.855% 2045[9,10]	870	877
Freddie Mac Pool #SD0480 3.50% 2045[9]	10,995	11,218
Freddie Mac Pool #Q37988 4.00% 2045[9]	4,917	5,127
Freddie Mac Pool #G60344 4.00% 2045[9]	4,206	4,405
Freddie Mac Pool #Z40130 3.00% 2046[9]	16,438	16,433
Freddie Mac Pool #G60744 3.50% 2046[9]	1,993	2,032
Freddie Mac Pool #V82628 4.00% 2046[9]	9,961	10,408
Freddie Mac Pool #Q40476 4.00% 2046[9]	2,825	2,949
Freddie Mac Pool #Q40458 4.00% 2046[9]	758	792
Freddie Mac Pool #Q41909 4.50% 2046[9]	437	458
Freddie Mac Pool #760015 2.621% 2047[9,10]	6,095	6,102
Freddie Mac Pool #G61733 3.00% 2047[9]	19,852	19,727
Freddie Mac Pool #ZS4747 3.50% 2047[9]	36,384	36,864
Freddie Mac Pool #G61295 3.50% 2047[9]	6,329	6,454
Freddie Mac Pool #ZS4735 3.50% 2047[9]	323	327
Freddie Mac Pool #ZS4726 3.50% 2047[9]	29	29
Freddie Mac Pool #G08775 4.00% 2047[9]	13,871	14,267
Freddie Mac Pool #V83507 4.00% 2047[9]	2,216	2,282
Freddie Mac Pool #G60928 4.50% 2047[9]	3,177	3,346
Freddie Mac Pool #G61628 3.50% 2048[9]	7,602	7,701
Freddie Mac Pool #G61662 3.50% 2048[9]	6,187	6,268
Freddie Mac Pool #Q54547 4.00% 2048[9]	9,507	9,791
Freddie Mac Pool #ZA5889 4.00% 2048[9]	4,255	4,380
Freddie Mac Pool #SI2002 4.00% 2048[9]	44	45
Freddie Mac Pool #QA5118 3.50% 2049[9]	41,452	41,823
Freddie Mac Pool #V85664 3.50% 2049[9]	34,831	35,230
Freddie Mac Pool #SD7508 3.50% 2049[9]	11,087	11,235
Freddie Mac Pool #SD7506 4.00% 2049[9]	54,772	56,789
Freddie Mac Pool #RA1744 4.00% 2049[9]	819	844
Freddie Mac Pool #SD7528 2.00% 2050[9]	113,961	106,172
Freddie Mac Pool #SD7548 2.50% 2051[9]	493,061	473,422
Freddie Mac Pool #SD7545 2.50% 2051[9]	79,823	76,643
Freddie Mac Pool #RA6483 2.50% 2051[9]	77,188	73,873
Freddie Mac Pool #QD3220 2.50% 2051[9]	42,358	40,670
Freddie Mac Pool #RA5971 3.00% 2051[9]	57,145	56,315
Freddie Mac Pool #SD7553 3.00% 2052[9]	249,101	245,809
Freddie Mac, Series K749, Class AM, 2.12% 2029[9]	14,828	14,042
Freddie Mac, Series K142, Class A2, 2.40% 2032[9]	49,523	47,571
Freddie Mac, Series T041, Class 3A, 4.56% 2032[9,10]	878	906
Freddie Mac, Series 3318, Class JT, 5.50% 2037[9]	1,012	1,090
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[9]	16,007	16,051
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[9]	374	376
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[9]	44,055	44,354
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[9]	13,385	13,415
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[9,10]	58,789	60,250
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[9]	27,390	27,676
American Balanced Fund — Page 28 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[9]	$14,670	$15,066
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[9]	3,800	3,882
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[9]	96,120	91,507
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[9]	99,804	94,732
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[9]	40,662	40,429
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[9,10]	39,989	39,482
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[9,10]	17,454	17,235
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[9]	5,826	5,792
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[9,10]	23,044	22,780
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[9,10]	8,162	8,139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[9]	27,825	27,978
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[9]	16,519	16,598
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[9]	6,782	6,811
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[9]	79,715	80,067
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[9]	43,254	42,978
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[9]	8,712	8,850
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[9]	12,630	12,524
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[9]	32,350	32,651
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[9]	24,325	24,595
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[9]	6,202	5,931
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[9]	1,427	1,303
Government National Mortgage Assn. 2.00% 2052[9,11]	235,582	223,490
Government National Mortgage Assn. 2.50% 2052[9,11]	1,794	1,736
Government National Mortgage Assn. 2.50% 2052[9,11]	1,263	1,220
Government National Mortgage Assn. 3.00% 2052[9,11]	116,564	114,652
Government National Mortgage Assn. 3.00% 2052[9,11]	95,470	94,131
Government National Mortgage Assn. 3.00% 2052[9,11]	37,966	37,526
Government National Mortgage Assn. Pool #004291 6.00% 2038[9]	1,478	1,642
Government National Mortgage Assn. Pool #783219 4.00% 2041[9]	3,710	3,927
Government National Mortgage Assn. Pool #MA1601 4.00% 2044[9]	44	46
Government National Mortgage Assn. Pool #MA3175 4.50% 2045[9]	3,635	3,881
Government National Mortgage Assn. Pool #MA3107 4.50% 2045[9]	84	90
Government National Mortgage Assn. Pool #MA3873 3.00% 2046[9]	26,374	26,280
Government National Mortgage Assn. Pool #MA4901 4.00% 2047[9]	21,987	22,781
Government National Mortgage Assn. Pool #MA4587 4.00% 2047[9]	13,261	13,746
Government National Mortgage Assn. Pool #MA4779 4.00% 2047[9]	2,773	2,865
Government National Mortgage Assn. Pool #MA4653 4.00% 2047[9]	2,305	2,383
Government National Mortgage Assn. Pool #MA5191 3.50% 2048[9]	26,193	26,578
Government National Mortgage Assn. Pool #MA5078 4.00% 2048[9]	24,794	25,690
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[9]	567	584
Government National Mortgage Assn. Pool #MA5193 4.50% 2048[9]	4,592	4,803
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[9]	1,646	1,713
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[9]	27,894	28,126
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[9]	7,972	8,153
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[9]	615	629
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[9]	38,098	39,616
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[9]	5,889	6,108
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[9]	3,587	3,729
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[9]	2,809	2,922
Government National Mortgage Assn. Pool #MA5818 4.50% 2049[9]	1,251	1,301
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[9]	684	710
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[9]	496	516
Government National Mortgage Assn. Pool #MA6341 4.50% 2049[9]	493	510
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[9]	10,991	11,430
American Balanced Fund — Page 29 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA7140 4.50% 2051[9]	$500	$519
Government National Mortgage Assn. Pool #710085 5.044% 2061[9]	4	4
Uniform Mortgage-Backed Security 2.50% 2037[9,11]	121,072	119,667
Uniform Mortgage-Backed Security 2.00% 2052[9,11]	345,666	320,338
Uniform Mortgage-Backed Security 2.00% 2052[9,11]	43,290	40,038
Uniform Mortgage-Backed Security 2.50% 2052[9,11]	724,477	689,821
Uniform Mortgage-Backed Security 3.00% 2052[9,11]	1,780,743	1,738,273
Uniform Mortgage-Backed Security 3.00% 2052[9,11]	267,093	260,346
Uniform Mortgage-Backed Security 3.50% 2052[9,11]	721,629	718,971
Uniform Mortgage-Backed Security 3.50% 2052[9,11]	102,369	102,239
Uniform Mortgage-Backed Security 4.00% 2052[9,11]	3,561	3,636
Uniform Mortgage-Backed Security 4.00% 2052[9,11]	3,182	3,237
Uniform Mortgage-Backed Security 4.50% 2052[9,11]	20,675	21,431
		9,267,654
Commercial mortgage-backed securities 0.42%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[9]	405	414
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[9]	3,422	3,553
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[9]	4,013	3,968
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[9]	515	512
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[9]	795	809
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[9,10]	9,618	10,088
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[9]	17,962	16,789
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.051% 2064[9,10]	12,752	12,866
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 1.247% 2036[5,9,10]	11,890	11,783
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[9]	11,250	11,351
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[9]	9,988	10,476
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[9]	17,048	15,778
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[9,10]	3,073	3,272
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[9]	8,000	7,774
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.986% 2034[5,9,10]	34,729	33,728
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 1.097% 2036[5,9,10]	43,661	42,596
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.296% 2036[5,9,10]	73,046	71,727
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.347% 2036[5,9,10]	4,072	3,991
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.694% 2036[5,9,10]	24,867	24,405
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.067% 2038[5,9,10]	54,593	53,494
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 1.247% 2038[5,9,10]	45,534	44,979
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 3.438% 2035[5,9,10]	12,425	12,370
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[9]	12,890	12,901
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[9]	1,932	1,938
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[9]	800	794
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[9]	2,395	2,407
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[5,9,10]	1,070	1,085
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[9]	1,279	1,293
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[9]	15,135	15,337
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[9]	3,970	4,008
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.561% 2048[9,10]	701	687
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[9,10]	1,000	960
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[9]	550	546
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.477% 2038[5,9,10]	18,724	18,526
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.777% 2038[5,9,10]	15,184	15,010
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 2.097% 2038[5,9,10]	10,888	10,752
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.647% 2038[5,9,10]	4,792	4,732
American Balanced Fund — Page 30 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[5,9]	$27,847	$25,164
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[9]	3,971	3,996
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[9]	1,568	1,578
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[9]	405	417
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[9]	19,842	18,439
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[9]	12,784	12,949
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[9]	2,520	2,559
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[5,9]	3,075	3,096
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[5,9]	39,275	37,929
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[5,9]	13,882	13,223
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[5,9,10]	11,849	11,092
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[5,9]	12,316	11,388
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[9,10]	8,015	8,135
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.447% 2038[5,9,10]	43,218	42,549
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.797% 2038[5,9,10]	7,617	7,528
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[5,9]	72,851	67,436
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 1.198% 2026[5,9,10]	16,128	15,887
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[9]	2,859	2,886
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[9]	8,016	8,070
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[9]	1,829	1,828
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[9]	1,600	1,590
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[9]	972	987
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[9]	2,490	2,505
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[9,10]	704	686
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[5,9]	25,630	23,882
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 1.127% 2038[5,9,10]	25,963	25,459
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class A, 1.302% 2024[5,9,10]	54,009	53,379
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[9]	9,492	9,534
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.084% 2048[9,10]	750	737
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[9]	455	438
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[9]	10,015	10,198
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[9]	4,008	3,940
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[9]	800	804
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[9]	795	804
		918,791
Collateralized mortgage-backed obligations (privately originated) 0.38%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[5,9,10]	8,005	7,618
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[5,9]	844	832
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[5,8,9]	20,216	19,771
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 2.057% 2029[5,9,10]	17,017	17,003
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[5,9,10]	10,850	10,708
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[5,9,10]	4,211	4,021
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[5,9,10]	2,988	2,921
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[5,9]	13,309	12,927
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[5,8,9]	25,768	24,792
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[5,9,10]	2,713	2,695
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[5,9,10]	4,426	4,363
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[5,9,10]	6,481	6,259
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[5,9,10]	7,231	7,250
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 2.369% 2033[9,10]	360	357
American Balanced Fund — Page 31 of 44

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[5,9,10]	$1,183	$1,183
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[5,9,10]	28,367	27,334
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 0.849% 2041[5,9,10]	3,149	3,127
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[5,9]	17,513	16,673
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[5,9,10]	16,307	15,869
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[9]	232	237
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[9]	96	99
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[9]	812	824
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,9]	67,300	72,499
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[5,9]	16,733	17,338
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[5,9]	2,273	2,317
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[5,9]	2,061	2,168
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[5,9,10]	27,136	25,162
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[5,9,10]	20,966	19,517
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[5,9,10]	19,702	18,340
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[5,9,10]	18,926	17,514
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[5,9,10]	18,306	17,041
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.757% 2027[9,10]	5,364	5,437
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 1.399% 2042[5,9,10]	19,940	19,829
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[5,9,10]	45,598	44,105
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[5,9]	16,664	15,642
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[5,9,10]	4,131	3,845
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[9]	930	933
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[5,9,10]	23,426	23,434
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[5,9,10]	15,101	15,048
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[5,9,10]	7,424	7,109
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[5,8,9]	14,926	14,280
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 1.257% 2053[5,9,10]	15,402	15,376
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.307% 2055[5,9,10]	32,320	32,070
Mill City Mortgage Trust, Series 15-1, Class M2, 3.616% 2056[5,9,10]	7,669	7,700
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.531% 2022[5,9,10]	30,254	30,245
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.426% 2051[5,9,10]	98,056	98,070
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[5,9,10]	872	884
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[5,9,10]	42,550	40,375
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.887% 2055[5,9,10]	9,403	9,289
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[5,9,10]	5,277	5,179
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 2054[5,9,10]	2,708	2,732
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[5,9,10]	7,292	7,351
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[5,9,10]	4,126	4,145
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 2056[5,9,10]	8,460	8,409
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 2057[5,9,10]	9,394	9,365
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[5,9]	700	664
ZH Trust, Series 2021-1, Class A, 2.253% 2027[5,9]	6,341	6,296
ZH Trust, Series 2021-2, Class A, 2.349% 2027[5,9]	15,163	15,130
		821,701
Total mortgage-backed obligations		11,008,146
American Balanced Fund — Page 32 of 44

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 2.12%	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[5,9]	$14,295	$14,353
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[5,9]	8,454	8,588
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[5,9]	24,440	24,545
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[5,9]	22,900	23,278
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[5,9]	14,375	13,968
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[5,9]	28,830	28,070
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[5,9]	83,013	77,092
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[5,9]	4,460	4,078
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[5,9]	19,921	18,914
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[5,9]	1,542	1,408
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[5,9]	3,873	3,760
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[5,9]	32,460	31,035
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[5,9]	38,242	37,563
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.191% 2030[5,9,10]	32,887	32,850
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.191% 2030[5,9,10]	22,285	22,093
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[5,9]	616	616
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[5,9]	12,902	12,844
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[5,9]	5,654	5,562
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[5,9]	18,726	18,036
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[5,9]	3,117	2,992
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[5,9]	11,916	11,335
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[9]	7,776	7,442
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[9]	8,644	8,127
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[9]	20,192	18,851
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.179% 2028[5,9,10]	43,936	43,857
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.48% 2030[5,9,10]	50,730	50,376
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[5,9]	1,526	1,520
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[5,9]	6,035	5,751
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[5,9]	1,905	1,787
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 2033[5,9]	980	923
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[5,9]	4,895	4,768
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[5,9]	23,471	21,493
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[5,9]	3,546	2,950
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[9]	8,000	8,048
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[9]	811	760
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[9]	794	742
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[9]	3,636	3,534
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[9]	5,195	4,936
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[5,9]	48,817	44,911
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[5,9]	19,686	18,517
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[5,9]	13,041	11,532
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.238% 2030[5,9,10]	70,560	70,188
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[5,9]	98,930	93,550
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[5,9]	20,643	18,998
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[5,9]	24,693	23,316
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[5,9]	3,489	3,216
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[5,9]	61,209	56,918
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[5,9]	14,542	13,398
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[5,9]	27,426	25,811
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[5,9]	37,022	34,449
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[5,9]	25,571	24,014
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[5,9]	31,664	28,809
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[5,9]	2,267	2,071
American Balanced Fund — Page 33 of 44

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[5,9,10]	$54	$54
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[5,9]	276	276
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[5,9]	4,275	4,305
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[5,9]	8,334	8,379
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[5,9]	2,679	2,627
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[5,9]	2,429	2,331
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[5,9]	2,971	2,964
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[5,9]	8,358	8,359
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[9]	9,256	9,176
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[9]	26,273	26,359
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[9]	4,144	4,160
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[9]	21,222	21,254
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[9]	33,195	33,384
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[9]	19,517	19,226
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[9]	14,729	14,197
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[5,9]	2,075	2,078
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[5,9]	9,570	9,604
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[5,9]	3,189	3,092
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[5,9]	1,738	1,654
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[5,9]	3,433	3,373
Drivetime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 2026[5,9]	1,100	1,065
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[5,9]	1,250	1,270
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[5,9]	4,324	4,240
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[5,9]	4,513	4,348
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[5,9]	3,049	2,889
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO, (3-month USD-LIBOR + 0.98%) 1.221% 2028[5,9,10]	74,562	74,396
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[5,9]	8,517	7,888
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[5,9]	33,774	33,712
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[5,9]	5,878	5,885
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[9]	12,998	12,801
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[9]	3,276	3,250
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[5,9]	3,700	3,687
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[5,9]	33,700	33,762
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[5,9]	28,740	28,916
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[9]	14,127	13,780
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[9]	3,125	3,067
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[9]	20,431	19,282
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[5,9]	52,958	49,235
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[5,9]	17,443	16,302
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[5,9]	36,420	36,828
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[5,9]	54,515	55,156
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,9]	82,365	79,628
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29% 2031[5,9]	2,574	2,485
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,9]	80,360	80,155
Freedom Financial, Series 2022-1FP, Class A, 0.94% 2029[5,9]	6,816	6,769
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[5,9]	21,558	20,648
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[5,9]	2,970	2,852
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[5,9]	4,163	3,884
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[5,9]	13,695	13,823
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[5,9]	66,690	63,428
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[5,9]	1,742	1,698
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[5,9]	95,216	90,911
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[5,9]	78,217	72,011
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[5,9]	81,541	76,245
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[5,9]	6,680	6,195
American Balanced Fund — Page 34 of 44

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[9]	$1,165	$1,171
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[9]	1,646	1,654
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[1,5,9,12]	65,170	63,495
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[5,9]	82,376	78,106
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[5,9]	30,267	28,712
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[5,9]	7,331	6,913
Hertz Vehicle Financing, LLC, Series 2022-1A, Class A, 1.99% 2026[5,9]	24,573	23,609
Hertz Vehicle Financing, LLC, Series 2022-1A, Class B, 2.19% 2026[5,9]	5,327	5,083
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[5,9]	89,308	81,630
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[5,9]	15,155	13,828
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[5,9]	7,776	7,075
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[5,9]	67,050	62,862
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 2028[5,9]	9,772	9,185
Hertz Vehicle Financing, LLC, Series 2022-1A, Class C, 2.63% 2026[5,9]	3,260	3,098
Hertz Vehicle Financing, LLC, Series 2022-4A, Class A, 3.73% 2026[5,9]	42,910	43,110
Hertz Vehicle Financing, LLC, Series 2022-2A, Class C, 2.95% 2028[5,9]	5,635	5,170
Hertz Vehicle Financing, LLC, Series 2022-5A, Class A, 3.89% 2028[5,9]	45,050	45,394
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[9]	7,493	7,514
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.241% 2029[5,9,10]	27,175	27,092
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.255% 2030[5,9,10]	75,355	75,039
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.391% 2029[5,9,10]	30,889	30,818
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[5,9]	40,740	39,550
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[5,9]	26,594	25,941
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[5,9]	35,630	33,901
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[5,9]	32,655	31,008
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[5,9]	71,794	66,281
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[5,9]	85,854	80,732
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[5,9]	47,221	44,290
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[5,9]	80,659	75,521
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[5,9]	225,061	210,095
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[5,9]	22,925	21,657
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.228% 2030[5,9,10]	24,008	23,844
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.498% 2028[5,9,10]	27,656	27,659
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.928% 2029[5,9,10]	100,000	99,270
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.154% 2029[5,9,10]	5,333	5,307
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[5,9,10]	48,245	48,055
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[5,9]	8,310	8,320
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[5,9]	5,145	5,124
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[5,9,10]	63,046	62,943
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90% 2024[9]	10,930	10,946
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[9]	3,932	3,942
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[9]	11,794	11,676
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[9]	10,565	10,610
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[9]	19,820	20,031
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[9]	21,945	21,339
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[9]	12,951	12,856
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[9]	8,108	7,921
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[9]	12,711	12,340
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[9]	9,476	9,081
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[9]	14,067	13,476
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[5,9]	21,917	20,116
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[5,9]	4,034	3,722
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 1.127% 2053[5,9,10]	22,442	22,092
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 1.367% 2046[5,9]	38,885	35,702
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.321% 2030[5,9,10]	41,370	41,201
American Balanced Fund — Page 35 of 44

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 0.981% 2030[9,10]	$894	$893
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 1.231% 2033[9,10]	12,130	12,116
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[5,9]	47,967	44,291
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[5,9]	50,355	47,278
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[5,9]	28,611	26,985
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[5,9]	19,597	18,469
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[5,9]	33,469	31,850
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[5,9]	37,422	35,133
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[5,9]	22,053	20,775
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[5,9]	19,253	18,684
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[5,9]	3,183	3,074
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[5,9]	34,440	31,238
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[5,9]	61,725	57,331
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[5,9]	1,482	1,374
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[5,9]	18,528	17,307
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[5,9]	15,207	13,688
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[5,9]	552	503
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,9]	34,690	34,468
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[5,9]	13,218	12,525
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[5,9]	113,123	104,508
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[5,9]	3,610	3,411
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[5,9]	44,021	39,925
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[5,9]	1,490	1,362
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[5,9]	4,857	4,864
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[5,9]	5,971	5,863
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[5,9]	13,060	12,687
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[5,9]	16,856	16,196
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[5,9]	11,177	10,618
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[5,9]	11,486	11,135
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 2027[5,9]	7,472	7,349
		4,590,893
Municipals 0.37% California 0.06%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 2052	8,860	7,483
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 2052	12,795	11,004
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026	5,955	5,695
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027	8,260	7,846
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 2031	6,855	6,815
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	4,705	4,287
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 2036	5,965	5,463
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 2038	29,590	27,075
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 2041	8,945	8,003
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042	9,630	8,744
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046	12,310	12,207
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	5,000	4,701
American Balanced Fund — Page 36 of 44

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) California (continued)	Principal amount (000)	Value (000)
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	$5,400	$4,959
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	6,450	5,694
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 2041	2,990	2,618
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 2051	12,570	11,276
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	395	396
		134,266
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	130	132
Florida 0.05%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	11,950	11,355
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	44,105	41,131
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	56,145	51,288
		103,774
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036	960	905
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043	1,260	1,202
		2,107
Illinois 0.17%
G.O. Bonds, Series 2019-A, 3.75% 2022	11,890	11,890
G.O. Bonds, Series 2019-A, 4.20% 2024	11,890	12,099
G.O. Bonds, Series 2019-A, 4.50% 2025	6,750	6,927
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	18,162	18,487
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	231,670	246,513
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	48,850	52,696
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	6,210	6,973
		355,585
Michigan 0.01%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 2040	7,285	6,436
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 2122	11,850	11,581
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 2052	7,400	7,539
		25,556
New Jersey 0.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.11% 2028[10]	5,000	5,044
New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	17,250	16,017
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	19,440	17,850
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	1,626	1,637
		35,504
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	49,875	49,215
American Balanced Fund — Page 37 of 44

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) South Dakota 0.00%	Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	$180	$183
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	125	127
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	995	1,018
		1,328
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	95,640	96,089
Total municipals		808,600
Bonds & notes of governments & government agencies outside the U.S. 0.34%
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[5]	49,560	50,488
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[5]	20,000	18,484
Chile (Republic of) 3.10% 2061	17,566	14,510
CPPIB Capital, Inc. 0.50% 2024[5]	25,000	23,892
CPPIB Capital, Inc. 0.875% 2026[5]	19,807	18,352
CPPIB Capital, Inc. 2.75% 2027[5]	26,400	26,436
Development Bank of Japan, Inc. 1.25% 2026[5]	20,000	18,777
Development Bank of Japan, Inc. 1.75% 2031[5]	13,982	12,931
European Investment Bank 0.75% 2026	37,160	34,347
European Investment Bank 0.625% 2027	7,655	6,891
European Stability Mechanism 0.375% 2025[5]	26,180	24,269
Hungary (Republic of) 2.125% 2031[5]	16,635	15,102
Hungary (Republic of) 3.125% 2051[5]	20,760	17,465
International Bank for Reconstruction and Development 0.75% 2027	9,000	8,141
International Development Association 0.375% 2025[5]	21,560	19,961
Japan Bank for International Cooperation 1.25% 2031	35,628	31,885
KfW 0.375% 2025	7,671	7,144
Landwirtschaftliche Rentenbank 0.875% 2030	14,870	13,117
Manitoba (Province of) 3.05% 2024	13,380	13,534
Panama (Republic of) 3.298% 2033	23,825	22,795
Panama (Republic of) 4.50% 2063	5,165	4,974
Peru (Republic of) 2.392% 2026	2,730	2,654
Peru (Republic of) 2.783% 2031	14,400	13,594
Peru (Republic of) 1.862% 2032	45,265	38,790
Peru (Republic of) 2.78% 2060	50,070	39,310
Philippines (Republic of) 1.648% 2031	13,829	12,331
Philippines (Republic of) 6.375% 2034	24,780	31,357
Philippines (Republic of) 2.65% 2045	7,941	6,543
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	20,000	20,405
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[5]	4,910	5,009
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	17,050	18,967
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[5]	2,950	3,282
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[5]	1,360	1,422
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[5]	3,850	3,857
Qatar (State of) 3.375% 2024[5]	24,780	25,173
Qatar (State of) 4.00% 2029[5]	10,000	10,699
Qatar (State of) 4.817% 2049[5]	10,000	11,882
Quebec (Province of) 2.75% 2027	25,770	25,865
Saudi Arabia (Kingdom of) 3.25% 2030[5]	23,050	23,302
Saudi Arabia (Kingdom of) 5.25% 2050[5]	10,000	11,838
United Mexican States 2.659% 2031	23,299	21,277
United Mexican States 3.771% 2061	13,292	10,786
		741,838
American Balanced Fund — Page 38 of 44

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.16%	Principal amount (000)	Value (000)
Fannie Mae 0.375% 2025	$17,840	$16,606
Fannie Mae 0.75% 2027	12,590	11,463
Fannie Mae 6.25% 2029	4,000	4,985
Fannie Mae 0.875% 2030[6]	208,969	182,528
Federal Farm Credit Banks 1.75% 2025	15,533	15,189
Federal Home Loan Bank 0.125% 2022	79,300	79,100
Federal Home Loan Bank 5.50% 2036	600	785
Private Export Funding Corp. 3.55% 2024	25,667	26,235
		336,891
Total bonds, notes & other debt instruments (cost: $62,046,543,000)		59,761,955
Short-term securities 6.39% Money market investments 6.05%	Shares
Capital Group Central Cash Fund 0.32%[4,13]	130,723,623	13,072,363
Money market investments purchased with collateral from securities on loan 0.34%
Capital Group Central Cash Fund 0.32%[4,13,14]	2,046,269	204,627
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[13,14]	160,005,458	160,005
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[13,14]	129,600,000	129,600
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[13,14]	118,800,000	118,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[13,14]	50,400,000	50,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[13,14]	43,200,000	43,200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.19%[13,14]	25,200,000	25,200
Fidelity Investments Money Market Government Portfolio, Class I 0.12%[13,14]	10,800,000	10,800
		742,632
Total short-term securities (cost: $13,814,366,000)		13,814,995
Total investment securities 102.44% (cost: $167,983,662,000)		221,477,972
Other assets less liabilities (2.44)%		(5,265,279)
Net assets 100.00%		$216,212,693
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
30 Day Federal Funds Futures	Long	66,505	May 2022	$27,617,718	$12,262
30 Day Federal Funds Futures	Long	37,564	June 2022	15,539,435	(11,925)
30 Day Federal Funds Futures	Long	3,410	August 2022	1,403,398	(5,746)
30 Day Federal Funds Futures	Short	11,507	February 2023	(4,682,285)	48,147
90 Day Euro Dollar Futures	Long	15,105	December 2022	3,675,802	(64,103)
90 Day Euro Dollar Futures	Long	49,375	September 2023	11,958,625	(278,046)
90 Day Euro Dollar Futures	Short	41,611	December 2023	(10,087,547)	212,723
90 Day Euro Dollar Futures	Short	42,412	December 2024	(10,316,189)	138,367
2 Year U.S. Treasury Note Futures	Short	84,268	June 2022	(17,858,233)	151,125
American Balanced Fund — Page 39 of 44

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
5 Year U.S. Treasury Note Futures	Long	2,042	June 2022	$234,192	$633
10 Year U.S. Treasury Note Futures	Long	7,121	June 2022	874,993	2,998
10 Year Ultra U.S. Treasury Note Futures	Short	7,267	June 2022	(984,451)	14,687
20 Year U.S. Treasury Bond Futures	Long	5,752	June 2022	863,159	(25,819)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,582	June 2022	811,587	(28,569)
					$166,734
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
0.745%	Annual	U.S. EFFR	Annual	6/15/2022	$15,016,500	$(1,040)	$—	$(1,040)
0.775%	Annual	U.S. EFFR	Annual	6/15/2022	42,205,729	(1,447)	—	(1,447)
0.207%	Annual	U.S. EFFR	Annual	2/26/2024	1,341,000	(51,170)	—	(51,170)
0.3325%	Annual	U.S. EFFR	Annual	4/2/2024	735,000	(28,026)	—	(28,026)
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	301,000	21,278	—	21,278
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	8,998	—	8,998
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051	124,400	7,369	—	7,369
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051	83,500	5,191	—	5,191
3-month USD-LIBOR	Quarterly	1.9895%	Semi-annual	4/27/2051	128,720	7,511	—	7,511
3-month USD-LIBOR	Quarterly	1.953%	Semi-annual	4/27/2051	83,600	5,541	—	5,541
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051	48,800	2,971	—	2,971
						$(22,824)	$—	$(22,824)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	$4,436,526	$(70,133)	$(61,112)	$(9,021)
American Balanced Fund — Page 40 of 44

unaudited
Investments in affiliates4

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Common stocks 0.80%
Consumer discretionary 0.00%
Toll Brothers, Inc.[15]	$572,297	$—	$464,830	$208,944	$(316,411)	$—	$1,344
Materials 0.28%
Royal Gold, Inc.	434,997	13,350	—	—	154,353	602,700	2,940
Real estate 0.52%
Iron Mountain, Inc. REIT	948,511	—	95,982	21,733	15,954	890,216	9,937
Embassy Office Parks REIT[1]	209,044	17,076	—	—	13,285	239,405	4,429
						1,129,621
Total common stocks						1,732,321
Investment funds 4.87%
Capital Group Central Corporate Bond Fund	11,633,296	69,663	301,812	(26,599)	(859,938)	10,514,610	69,663
Short-term securities 6.14%
Money market investments 6.05%
Capital Group Central Cash Fund 0.32%[13]	14,510,086	7,194,031	8,630,209	(181)	(1,364)	13,072,363	5,566
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 0.32%[13,14]	114,102	90,525[16]				204,627	—[17]
Total short-term securities						13,276,990
Total 11.81%				$203,897	$(994,121)	$25,523,921	$93,879
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,775,831,000, which represented 3.60% of the net assets of the fund. This amount includes $7,712,336,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $739,200,000, which represented .34% of the net assets of the fund.
[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,636,630,000, which represented 4.92% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $332,287,000, which represented .15% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Step bond; coupon rate may change at a later date.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Purchased on a TBA basis.
[12]	Value determined using significant unobservable inputs.
[13]	Rate represents the seven-day yield at 3/31/2022.
[14]	Security purchased with cash collateral from securities on loan.
[15]	Affiliated issuer during the reporting period but no longer held at 3/31/2022.
[16]	Represents net activity.
[17]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
American Balanced Fund — Page 41 of 44

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $66,733,821,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $11,374,577,000 and $2,917,237,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Balanced Fund — Page 42 of 44

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$29,887,315	$527,294	$—	$30,414,609
Health care	19,526,433	1,076,951	—	20,603,384
Financials	15,300,857	499,234	—	15,800,091
Consumer discretionary	11,636,529	706,377	—	12,342,906
Communication services	11,875,424	—	—	11,875,424
Consumer staples	9,686,116	2,174,028	—	11,860,144
Industrials	10,096,899	1,034,706	—	11,131,605
Energy	10,190,258	—	—	10,190,258
Materials	5,535,839	884,737	—	6,420,576
Real estate	4,447,826	239,405	—	4,687,231
Utilities	1,127,284	471,711	—	1,598,995
Preferred securities	—	104,068	—	104,068
Convertible stocks	357,121	—	—	357,121
Investment funds	10,514,610	—	—	10,514,610
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	27,867,155	—	27,867,155
Corporate bonds, notes & loans	—	14,408,432	—	14,408,432
Mortgage-backed obligations	—	11,008,146	—	11,008,146
Asset-backed obligations	—	4,527,398	63,495	4,590,893
Municipals	—	808,600	—	808,600
Bonds & notes of governments & government agencies outside the U.S.	—	741,838	—	741,838
Federal agency bonds & notes	—	336,891	—	336,891
Short-term securities	13,814,995	—	—	13,814,995
Total	$153,997,506	$67,416,971	$63,495	$221,477,972
American Balanced Fund — Page 43 of 44

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$580,942	$—	$—	$580,942
Unrealized appreciation on centrally cleared interest rate swaps	—	58,859	—	58,859
Liabilities:
Unrealized depreciation on futures contracts	(414,208)	—	—	(414,208)
Unrealized depreciation on centrally cleared interest rate swaps	—	(81,683)	—	(81,683)
Unrealized depreciation on credit default swaps	—	(9,021)	—	(9,021)
Total	$166,734	$(31,845)	$—	$134,889
*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
CAD = Canadian dollars	G.O. = General Obligation
CLO = Collateralized Loan Obligations	ICE = Intercontinental Exchange, Inc.
CME = CME Group	LIBOR = London Interbank Offered Rate
CMO = Collateralized Mortgage Obligations	Ref. = Refunding
DAC = Designated Activity Company	Rev. = Revenue
Dept. = Department	SIFMA = Securities Industry and Financial Markets Association
Dev. = Development	SOFR = Secured Overnight Financing Rate
Econ. = Economic	TBA = To-be-announced
EFFR = Effective Federal Funds Rate	USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-011-0522O-S85359	American Balanced Fund — Page 44 of 44